UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	May 31

Date of reporting period:	05/31/19

Item 1.   Reports to Stockholders.

Annual Report	5/31/2019

Invesco Oppenheimer Short Term Municipal Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund’s name was Oppenheimer Short Term Municipal Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, “OppenheimerFunds”). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit oppenheimerfunds.com for more information or call Invesco’s Client Services team at 800-959-4246.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 5/31/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays
			Municipal 1-Year Index
1-Year	2.74%	0.05%	2.39%
5-Year	1.76	1.23	1.00
Since Inception (12/6/10)	2.24	1.94	1.01

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit oppenheimerfunds.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 2.50% maximum applicable sales charge except where “without sales charge” is indicated. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from the predecessor fund due to a change in expenses and sales charges. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. See

3      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Fund prospectus and summary prospectus for more information on share classes and sales charges. Fund literature is available at invesco.com.

4      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Fund Performance Discussion

During the 12-month reporting period ended May 31, 2019, Invesco Oppenheimer Short Term Municipal Fund continued to generate tax-free income consistent with its investment goals. The Fund’s Class A shares provided a distribution yield of 1.92% at net asset value (NAV) at the end of this reporting period. At 2.74%, the annual total return at NAV for this Fund’s Class A shares exceeded the Bloomberg Barclays Municipal 1-Year Index, its benchmark, by 35 basis points, and tax-free income provided nearly 70% of the Fund’s total return this reporting period. Even as investors faced declining Treasury rates during this reporting period, the Fund’s Class A dividend remained steady.

MARKET OVERVIEW

The Federal Open Market Committee (FOMC), which surprised the markets in late 2018 with its announcement that 2019 would likely see two or fewer Fed Funds rate increases, surprised the markets again when it did an about-face. The FOMC’s statement late in the first quarter of 2019 indicated that the Fed governors would “be patient in assessing what, if any, changes in the stance of policy may be needed” and was seen as a clear signal that they do not intend to raise the Fed Funds rate, which it controls, during 2019.

During this Fund’s reporting period, the target range of the Fed Funds rate shifted upward by 75 basis points (0.75 percentage points) and in December 2018 was set to the range of 2.25% to 2.50%. The December increase, the third quarter-point increase during this reporting period, was followed by several meetings at which the FOMC observed a strong labor market, a solid rate of economic growth and muted inflation pressures. While President Donald J. Trump took to Twitter to criticize the FOMC and push it to cut the Fed

YIELDS & DISTRIBUTIONS FOR CLASS A SHARES
Dividend Yield w/o sales charge	1.92%
Dividend Yield with sales charge	1.87
Standardized Yield	1.31
Taxable Equivalent Yield	2.21
Last distribution (5/29/19)	$0.006
Total distributions (6/1/18 to 5/31/19)	$0.070

Endnotes for this discussion begin on page 12 of this report.

5      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Funds rate, the last FOMC statement this reporting period reiterated the Fed governors’ intention to remain patient about future adjustments to the Fed Funds target rate.

Investors’ concerns about future interest rates created increased demand for Treasuries and for AAA-rated municipal bonds at all maturities, though the demand increases were less pronounced at the shorter end of the yield curves. At the end of this reporting period, the ICE BofA Merrill Lynch AAA Municipal Securities Index – the AAA subset of the broader ICE BofA Merrill Lynch US Municipal Securities Index – yielded 1.87%, 53 basis points less than at the reporting period’s outset; once again, the muni market proved that its long-term muni rates are set not by the Fed but by investors. Between June 2004 and August 2006, investors may recall, the Fed governors approved 17 consecutive increases to the Fed Funds rate but long-term muni yields trended lower.

The AAA-rated muni curve continued to flatten during the reporting period, and the yield difference between 1-year and 30-year bonds was just 96 basis points as of May 31, 2019. The Treasury yield curve also continued to flatten as rhetoric about tariffs and trade wars escalated. The Treasury yield curve inverted, with some longer-duration bonds yielding less than shorter-term bonds, and the 10-year Treasury stood at 2.14%, a 20-year low, at the end of the reporting period.

Municipal bond funds that tend to invest across the credit spectrum – as the Fund does – continued to benefit from credit spread tightening. As was the case in much of the reporting period, tightening created strong demand for below-investment-grade securities, and yields and returns for these bonds remained quite attractive.

FUND PERFORMANCE

Invesco Oppenheimer Short Term Municipal Fund held more than 500 securities as of May 31, 2019. The Fund was invested in a broad range of sectors, providing shareholders with a diversity of holdings that we believe would be difficult and costly to replicate in an individual portfolio.

During this reporting period, persistent low interest rates put pressure on the dividends of many fixed income investments. This Fund’s Class A dividend held steady at 0.6 cents per share. In all, the Fund distributed 7.2 cents per Class A share this reporting period. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment goals or cause the Fund to pay any capital gain distributions.

In aggregate, the general obligation (G.O.) bonds held by the Fund provided the most significant contribution to the Fund’s total return this reporting period. One-fifth of the Fund’s assets as of May 31, 2019 were invested in the G.O. sector, the Fund’s largest. The Fund’s strongest performers also included the hospital/healthcare, municipal leases, education, and gas and water utilities sectors.

6      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Additionally, 8 of the Fund’s largest sectors were among the 10 best performing sectors for the reporting period. Research-based security selection continued to be a factor in the strong performance of the Fund.

Not a single sector detracted from the Fund’s total return this reporting period.

We wish to remind you that the Fund is subject to interest rate risk, meaning when interest rates rise, the value of fixed income securities tends to fall. This risk may be greater in the current market environment because interest rates are near historic lows. The degree to which the value of fixed income securities may decline due to rising interest

7      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

rates may vary depending on the speed and magnitude of the increase in interest rates as well as individual security characteristics such as price, maturity, duration and coupon and market forces such as supply and demand for similar securities. We are monitoring interest rates as well as the market, economic and geopolitical factors that may impact the direction, speed and magnitude of changes to interest rates across the maturity spectrum, including the potential impact of monetary policy changes by the Fed and certain foreign central banks. If interest rates rise, markets may experience increased volatility, which may affect the value and/or liquidity of certain of the Fund’s investments. Investors are reminded that the Fund is not and will not be managed based on predictions of interest rate changes.

INVESTMENT STRATEGY

The Rochester-based investment team focuses exclusively on municipal bonds, and this Fund invests primarily in investment-grade securities. The Fund uses a dollar-weighted approach to measuring the average maturity of its securities and seeks an average effective maturity (AEM) of 2 years or less for its portfolio. The Fund may invest up to 5% of its total assets in below-investment-grade securities, or “junk” bonds; the percentage of assets and the credit quality of the securities are measured at the time of purchase. Additionally, the credit quality is based on Nationally Recognized Statistical Rating Organization (“NRSRO”) ratings or, if no NRSRO rating, on internal ratings.

On June 29, 2018, new limits were added to the Fund’s prospectus, including limits on state and sector holdings. The Fund cannot invest in or hold any territory debt. The Fund’s AEM target and its threshold for below-investment-grade securities was maintained.

Before June 29, 2018, the Fund was known as Oppenheimer Rochester Short Term Municipal Fund. Between June 29, 2018 and May 24, 2019, the Fund was known as Oppenheimer Short Term Municipal Fund. The Fund was renamed Invesco Oppenheimer Short Term Municipal Fund on May 24, 2019, when Invesco’s acquisition of Oppenheimer Funds was finalized.

As first described in the Fund’s Joint Proxy Statement/Prospectus dated February 13, 2019, funds with Rochester-based portfolio managers will maintain “the same investment objectives and substantially similar principal investment strategies and invest in the same types of securities under the same portfolio management team” at the close. Ticker symbols have not changed.

Charlie Pulire was named portfolio manager of the Fund on June 29, 2018. With support as needed from the other investment professionals in Rochester, Charlie will continue to adhere to a consistent investment approach based on the belief that tax-free yield can help investors achieve their long-term financial objectives even when market conditions fluctuate. Effective June 21, 2019, the portfolio management team of this Fund

8      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

was changed to Charlie Pulire (lead manager)

and Mark Paris.

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

9      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Top Holdings and Allocations

TOP TEN CATEGORIES

General Obligation	19.9%
Hospital/Healthcare	12.3
Multi-Family Housing	6.5
Gas Utilities	5.8
Municipal Leases	4.8
Education	4.5
Higher Education	4.4
Water Utilities	4.3
Sales Tax Revenue	3.7
U.S. Government Obligations	3.6

Holdings are subject to change and are not buy/sell recommendations. Percentages are as of May 31, 2019 and are based on total assets.

CREDIT ALLOCATION
	NRSRO-	Adviser-
	Rated	Rated	Total
AAA	6.5%	1.7%	8.2%
AA	41.8	2.0	43.8
A	30.2	1.8	32.0
BBB	8.4	3.9	12.3
BB or lower	2.6	1.1	3.7
Total	89.5%	10.5%	100.0%

The percentages above are based on the market value of the securities as of May 31, 2019 and are subject to change. Invesco Advisers, Inc. determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as S&P Global Ratings (S&P). For any security rated by an NRSRO other than S&P, the adviser, Invesco Advisers, Inc., converts that security’s rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories – AAA, AA, A and BBB – are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

10      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Performance

DISTRIBUTION YIELDS
As of 5/31/19

	Without Sales Charge	With Sales Charge
Class A	1.92%	1.87%
Class C	1.03	N/A
Class Y	2.21	N/A
Class R6	N/A	N/A

STANDARDIZED YIELDS For the 30 Days Ended 5/31/19
Class A	1.31%
Class C	0.59
Class Y	1.58
Class R6	N/A

TAXABLE EQUIVALENT YIELDS

As of 5/31/19

Class A	2.21%
Class C	1.00
Class Y	2.67
Class R6	N/A

UNSUBSIDIZED STANDARDIZED YIELDS

For the 30 Days Ended 5/31/19

Class A	1.30%
Class C	0.59
Class Y	1.58
Class R6	N/A

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 5/31/19

	Inception Date	1-Year	5-Year	Since Inception
Class A (ORSTX)	12/6/10	2.74%	1.76%	2.24%
Class C (ORSCX)	12/6/10	1.97	1.00	1.46
Class Y (ORSYX)	12/6/10	3.00	2.01	2.48
Class R6* (STMUX)	5/24/19	2.73	1.76	2.23

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 5/31/19
	Inception Date	1-Year	5-Year	Since Inception
Class A (ORSTX)	12/6/10	0.05%	1.23%	1.94%
Class C (ORSCX)	12/6/10	0.97	1.00	1.46
Class Y (ORSYX)	12/6/10	3.00	2.01	2.48
Class R6* (STMUX)	5/24/19	2.73	1.76	2.23

*Class R6 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

11      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit oppenheimerfunds.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 2.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class Y and R6 shares have no sales charge; therefore, performance is at NAV. As the result of a reorganization after the close of business on May 24, 2019, the returns of the fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from the predecessor fund due to a change in expenses and sales charge.

The Fund’s performance is compared to the performance of the Bloomberg Barclays Municipal 1-Year Index, which is an index of a broad range of investment-grade municipal bonds and is the 1- to 2-year component of the Bloomberg Barclays Municipal Index, itself a measure of the general municipal bond market. The Fund’s performance is also compared to the U.S. Consumer Price Index, a non-securities index that measures changes in the inflation rate. Indices are unmanaged, and an investment cannot be made into an index. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Distribution yields for Class A shares are based on dividends of $0.006 for the 35-day accrual period ended May 28, 2019. The yield without sales charge for Class A shares is calculated by dividing annualized dividends by the Class A net asset value (NAV) on May 28, 2019;

12      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

for the yield with charge, the denominator is the Class A maximum offering price on that date. Distribution yields for Class C and Y are annualized based on dividends of $0.0032 and $0.0069, respectively, for the 35-day accrual period ended May 28, 2019 and on the corresponding net asset values on that date. This Fund’s dividends were paid on May 29, 2019 in light of operational considerations related to Invesco’s acquisition of OppenheimerFunds; distribution yields and the amounts paid reflect the calculations as of May 28.

Standardized yield is based on an SEC-standardized formula designed to approximate the Fund’s annualized hypothetical current income from securities less expenses for the 30-day period ended May 31, 2019 and that date’s maximum offering price (for Class A shares) or net asset value (for all other share classes). Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. The unsubsidized standardized yield is computed under an SEC-standardized formula based on net income earned for the 30-day period ended May 31, 2019. The calculation excludes any expense reimbursements and thus may result in a lower yield.

Taxable equivalent yield is based on the standardized yield and the 2019 top federal tax rate of 40.8%. Calculations factor in the 3.8% tax on unearned income under the Patient Protection and Affordable Care Act, as applicable. A portion of the Fund’s distributions may be subject to tax; distributions may also increase an investor’s exposure to the alternative minimum tax. Capital gains distributions are taxable as capital gains. Tax treatments of the Fund’s distributions and capital gains may vary by state; Invesco does not offer tax advice. Please consult your tax adviser for information regarding your own personal tax situation.

This Report must be preceded or accompanied by a Fund prospectus.

The ICE BofA Merrill Lynch AAA Municipal Securities index is the AAA subset of the ICE BofA Merrill Lynch US Municipal Securities Index, which tracks the performance of dollar-denominated, investment-grade, tax-exempt debt issued by U.S. states and territories and their political subdivisions; index constituents are weighted based on capitalization and accrued interest is calculated assuming next-day settlement.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit oppenheimerfunds.com.

Shares of Invesco Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

13      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended May 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Actual	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During 6 Months Ended May 31, 2019[1,2]
Class A	$1,000.00	$1,020.50	$4.29
Class C	1,000.00	1,016.70	8.13
Class Y	1,000.00	1,021.80	3.03
Class R6	1,000.00	1,027.30	0.10

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.69	4.29
Class C	1,000.00	1,016.90	8.13
Class Y	1,000.00	1,021.94	3.03
Class R6	1,000.00	1,022.44	2.52

1. Actual expenses paid for Class A, C, Y, and R6 are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses paid for Class R6 are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 7/365 to reflect the period from after close of business on May 24, 2019 (inception of offering) to May 31, 2019.

2. Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended May 31, 2019 for Classes A, C and Y and for the period from after the close of business May 24, 2019 (inception of offering) to May 31, 2019 for Class R6 are as follows:

Class	Expense Ratios
Class A	0.85%
Class C	1.61
Class Y	0.60
Class R6	0.50

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

15      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS May 31, 2019

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—96.5%
Alabama—0.1%
$645,000	AL Health Care Authority for Baptist Health of Alabama[1]	5.000%	11/15/2021	06/30/2019	A	$647,000
205,000	AL Public Hsg. Authority, Series B1	4.450	01/01/2024	06/30/2019	A	205,627
10,000	Baldwin County, AL Public Building Authority[1]	4.375	06/01/2028	06/30/2019	A	10,024
10,000	Daphne, AL Utilities Board[1]	4.000	06/01/2020	06/30/2019	A	10,018
10,000	Lee County, AL Public Building Authority (DHR Building)[1]	4.250	09/01/2022	06/30/2019	A	10,022
370,000	Mobile, AL Improvement District (McGowin Park)[1]	4.000	08/01/2020	02/03/2020	B	373,341

						1,256,032

Alaska—0.6%
7,160,000	Koyukuk, AK Revenue (Tanana Chiefs Conference Health Care Facility-Dena’ Nena’ Henash)[1]	7.000	10/01/2023	10/01/2019	A	7,286,947
150,000	University of Alaska[1]	4.000	10/01/2023	10/01/2019	A	151,084

						7,438,031

Arizona—0.6%
10,000	AZ Board of Regents COP (University of Arizona & Arizona State University BioMed)[1]	4.375	06/01/2024	06/30/2019	A	10,022
105,000	AZ Game & Fish Department (Administration Building)[1]	5.000	07/01/2032	06/30/2019	A	105,270
2,650,000	Maricopa County, AZ Pollution Control (Southern California Edison Co.)[1]	5.000	06/01/2035	06/01/2020	A	2,709,758
25,000	Maricopa County, AZ School District No. 7 (Wilson Elementary)[1]	4.500	07/01/2024	07/01/2019	A	25,051
180,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.000	09/01/2026	06/09/2023	B	187,529
50,000	Pima County, AZ Street & Highway Revenue[1]	4.000	07/01/2020	07/01/2019	A	50,097
275,000	Pinal County, AZ Unified School District No. 43 (Apache Junction)[1]	4.000	07/01/2020	07/01/2019	A	279,254
1,880,000	Westpark, AZ Community Facilities District[1,2]	4.000	07/15/2025	09/06/2022	B	1,982,629
1,030,000	Yavapai County, AZ IDA (Arizona Agribusiness and Equine Center)[1]	3.900	09/01/2024	04/11/2022	B	1,044,121
1,135,000	Yavapai County, AZ IDA (Arizona Agribusiness and Equine Center)[1]	7.625	03/01/2031	02/09/2021	D	1,245,050

						7,638,781

16      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arkansas—0.0%
$25,000	AR Devel. Finance Authority (Arkansas Enterprises for the Developmentally Disabled)[1]	5.250%	11/01/2019	06/30/2019	A	$25,077

California—7.7%
8,915,000	Alhambra, CA COP (Police Facilities)[1]	6.750	09/01/2023	10/13/2021	B	9,755,239
5,000,000	Anaheim, CA Public Financing Authority[1]	6.000	09/01/2024	01/03/2023	B	5,787,300
20,000	Barstow, CA Redevel. Agency[1]	4.700	09/01/2022	06/30/2019	A	20,053
450,000	Beaumont, CA Financing Authority, Series B1	5.000	09/01/2022	09/01/2022		491,562
475,000	Beaumont, CA Financing Authority, Series B1	5.000	09/01/2023	09/01/2023		530,200
25,000	CA County Tobacco Securitization Agency (TASC)[1,2]	5.750	06/01/2029	06/30/2019	A	25,254
5,250,000	CA Educational Facilities Authority (Claremont Graduate University) Floaters Series 2017-7007 Trust[1]	1.820 [3]	03/01/2042	06/13/2019	A	5,250,000
40,000	CA Industry Public Facilities Authority[1]	5.000	01/01/2025	07/01/2019	A	40,919
570,000	CA Pollution Control Financing Authority (Calplant I)	7.000	07/01/2022	10/09/2021	B	589,671
30,000	CA Public Works (California Community Colleges)[1]	4.250	04/01/2020	06/30/2019	A	30,065
170,000	CA Public Works (California Community Colleges)[1]	4.500	10/01/2026	06/30/2019	A	170,376
50,000	CA Public Works (California Community Colleges)[1]	5.250	09/01/2019	06/30/2019	A	50,149
25,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2019	06/30/2019	A	25,079
200,000	CA Statewide CDA (588 Charleston Project)[1]	5.000	11/01/2019	11/01/2019		202,398
1,345,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	01/14/2021	B	1,440,629
25,000,000	CA Statewide CDA (Harbor Park Apartments) SPEARS[1]	1.770 [3]	04/01/2052	06/12/2019	A	25,000,000
35,000	CA Water Resource Devel. GO, Series Q1	4.750	03/01/2021	06/30/2019	A	35,091
225,000	Castaic, CA Union School District	2.859 [4]	11/01/2019	11/01/2019		223,423
5,000	Ceres, CA Redevel. Agency Tax Allocation[1]	4.250	11/01/2024	06/30/2019	A	5,011
15,000	Cutler-Orosi, CA Joint Unified School District[1]	4.125	08/01/2019	06/30/2019	A	15,031
5,000	Diablo, CA Water District[1]	4.000	01/01/2023	06/30/2019	A	5,010
10,000,000	El Centro, CA Financing Authority (El Centro Regional Medical Center) Tender Option Bond Series 2018-XF1072 Trust	1.700 [3]	07/01/2058	06/12/2019	A	10,000,000

17      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$5,000	Fresno, CA Sewer System[1]	5.250%	09/01/2019	09/01/2019		$5,046
4,545,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2024	09/01/2019	A	4,585,450
1,200,000	Howell Mountain, CA Elementary School District	3.418 [4]	08/01/2027	09/10/2024	B	945,000
580,000	Imperial, CA PFA (Wastewater Facility)[1]	5.000	10/15/2019	10/15/2019		588,033
610,000	Imperial, CA PFA (Wastewater Facility)[1]	5.000	10/15/2020	10/15/2020		641,256
845,000	Imperial, CA PFA (Water Facility)[1]	5.000	10/15/2019	10/15/2019		856,703
885,000	Imperial, CA PFA (Water Facility)[1]	5.000	10/15/2020	10/15/2020		930,347
1,000,000	Inglewood, CA Unified School District[1]	5.250	10/15/2021	04/13/2021	B	1,061,740
570,000	Jefferson, CA Union High School District[1]	6.250	08/01/2020	02/03/2020	B	588,930
10,000	Lodi, CA Wastewater System[1]	4.750	10/01/2024	06/30/2019	A	10,026
25,000	Modesto, CA COP (Golf Course)[1]	5.000	11/01/2023	12/06/2021	B	26,112
4,000,000	Montebello, CA Unified School District Floaters Series 2017- XF0576 Trust[1]	1.770 [3]	08/01/2046	06/07/2019	A	4,000,000
720,000	Natomas, CA Unified School District[1]	5.950	09/01/2021	09/10/2020	B	756,641
545,000	Northern, CA Inyo County Local Hospital District[1]	6.000	12/01/2021	08/09/2020	A	562,271
75,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	09/02/2019	A	76,180
700,000	Palomar Pomerado, CA Health Care District COP[1]	5.500	11/01/2019	11/01/2019		711,781
665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)[1]	5.000	09/01/2019	09/01/2019		670,067
695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)[1]	5.000	09/01/2020	09/01/2020		721,556
120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)[1]	5.000	09/02/2019	09/02/2019		120,678
125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)[1]	5.000	09/02/2020	09/02/2020		128,664
190,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	12/16/2020	B	205,637
20,000	Rocklin, CA Unified School District Community Facilities District No. 1[1]	4.125	09/01/2019	06/30/2019	A	20,028
20,000	Rocklin, CA Unified School District Community Facilities District No. 1[1]	4.125	09/01/2019	06/30/2019	A	20,029

18      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,915,000	Sacramento, CA City Financing Authority, Series A1	5.400%	11/01/2020	05/07/2020	B	$1,978,099
2,605,000	Sacramento, CA City Financing Authority, Series B1	5.400	11/01/2020	05/07/2020	B	2,690,835
530,000	San Diego, CA Community Facilities District No. 3 Special Tax[1]	5.000	09/01/2021	09/01/2021		562,749
100,000	San Juan Capistrano, CA GO1	3.000	08/01/2021	06/30/2019	A	100,128
300,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)[1]	5.000	11/15/2019	11/15/2019		304,428
605,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)[1]	5.000	11/15/2020	11/15/2020		633,508
365,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)[1]	5.000	11/15/2021	11/15/2021		393,109
255,000	Saugus, CA Union School District Community Facilities District No. 2002-1[1]	5.000	09/01/2021	09/01/2021		272,087
10,000	Southern CA Logistics Airport Authority[1]	4.125	12/01/2020	06/30/2019	A	10,092
135,000	Southern CA Tobacco Securitization Authority[1,2]	4.750	06/01/2025	06/15/2019	A	135,683
287,000	Vallejo, CA Sanitation & Flood Control District[1]	5.000	07/01/2019	07/01/2019		287,626
130,000	Vernon, CA Electric System Prerefunded[1]	5.125	08/01/2021	08/01/2019	A	130,781
905,000	Vernon, CA Electric System[1]	5.125	08/01/2021	08/01/2019	A	909,878
15,000	Westlands, CA Water District[1]	4.500	09/01/2023	06/30/2019	A	15,038
5,000	Westlands, CA Water District[1]	4.500	09/01/2024	06/30/2019	A	5,012
250,000	Westlands, CA Water District[1]	5.000	09/01/2021	09/01/2021		269,892
250,000	Westlands, CA Water District[1]	5.000	09/01/2022	09/01/2022		278,460
10,185,000	Whittier, CA Health Facilities (PIH/IC/IMC/DRMCH Obligated Group)[1,2]	4.900	06/01/2026	04/27/2021	A	10,783,776
						97,685,816

Colorado—0.9%
65,000	Arkansas River, CO Power Authority[1]	5.000	10/01/2020	04/07/2020	B	66,662
20,000	Arvada, CO Water Enterprise[1]	4.000	11/01/2019	06/30/2019	A	20,040
235,000	Aurora, CO GO COP[1]	5.000	12/01/2027	12/01/2019	A	239,002
9,100,000	CO Health Facilities Authority (National Jewish Medical & Research Center)[1]	1.520 [3]	01/01/2035	06/07/2019	A	9,100,000
15,000	Pueblo County, CO GO COP[1]	4.500	12/01/2024	06/30/2019	A	15,035
1,435,000	Southglenn, CO Metropolitan District[1]	3.000	12/01/2021	12/16/2020	B	1,432,948

19      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Colorado (Continued)
$5,000	Weld County, CO School District RE002[1]	5.000%	12/01/2021	06/30/2019	A	$5,014
						10,878,701
Connecticut—2.8%
30,000	CT General Revenue (Clean Water & State Revolving Fund)[1]	5.000	10/01/2020	10/01/2019	A	30,367
6,120,000	CT GO1,5	4.067	06/01/2020	06/01/2020		6,176,426
1,000,000	CT GO1	5.000	06/01/2024	06/01/2022	A	1,092,470
11,915,000	CT GO1	5.000	06/01/2025	06/01/2022	A	13,068,015
5,350,000	CT GO1	5.000	11/01/2025	11/01/2021	A	5,773,185
5,050,000	CT GO1	5.000	03/01/2027	03/01/2023	A	5,638,679
3,245,000	CT GO1	5.000	11/01/2028	11/01/2021	A	3,489,381
200,000	CT H&EFA (Supported Child Care)[1]	3.000	07/01/2020	07/01/2020		203,444
170,000	Darien, CT GO1	4.000	07/15/2019	06/30/2019	A	170,369
100,000	Monroe, CT GO1	4.000	05/01/2022	06/30/2019	A	100,209
65,000	Naugatuck, CT GO1	5.875	02/15/2021	08/16/2020	B	68,129
25,000	New Haven, CT GO1	4.500	08/01/2030	08/01/2021	A	25,990
5,000	Willington, CT GO1	4.000	12/01/2023	06/30/2019	A	5,011
25,000	Winchester, CT GO1	4.500	06/01/2019	06/01/2019		25,000
						35,866,675

District of Columbia—0.5%
625,000	District of Columbia (Kipp Charter School)[1]	5.000	07/01/2023	01/21/2022	B	681,663
50,000	District of Columbia Revenue[1]	5.000	06/01/2032	06/30/2019	A	50,119
4,775,000	District of Columbia Water & Sewer Authority[1]	5.500	10/01/2023	11/09/2021	B	5,232,970
						5,964,752

Florida—3.7%
3,750,000	Atlantic Beach, FL Health Care Facilities (Naval Continuing Care Retirement Foundation)[1]	3.000	11/15/2023	05/15/2020	A	3,780,262
150,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)[1]	5.500	10/01/2022	04/27/2021	B	157,077
560,000	Bonaventure, FL Devel. District Special Assessment[1]	5.125	11/01/2022	06/30/2019	A	561,210
50,000	Dade County, FL HFA (Baptist Hospital of Miami)[1]	5.750	05/01/2021	11/05/2020	B	52,796
75,000	FL Capital Projects Financing Authority (Florida Universities Student Hsg.)[1]	5.125	10/01/2021	06/30/2019	A	75,100
1,330,000	FL Capital Trust Agency (Gardens Apartments)	3.500	07/01/2025	08/16/2022	B	1,105,097

20      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$75,000	FL Dept. of Children & Families (South Florida Evaluation Treatment)[1]	5.000%	10/01/2021	06/30/2019	A	$75,206
3,555,000	FL HFC (Homeowner Mtg.)[1]	3.650	07/01/2041	11/01/2020	A	3,638,649
20,000	FL HFC (Homeowner Mtg.)[1]	4.500	07/01/2024	07/01/2019	A	20,037
5,800,000	FL Mid-Bay Bridge Authority[1]	6.875	10/01/2022	10/01/2022		6,371,880
1,695,000	FL Municipal Power Agency[1]	5.000	10/01/2024	10/01/2022	A	1,876,382
25,000	FL Water Pollution Control[1]	4.625	01/15/2023	06/30/2019	A	25,059
100,000	Jea, FL St. John’s River Power Park System[1]	4.000	10/01/2032	06/30/2019	A	100,212
2,335,000	Jea, FL St. John’s River Power Park System[1]	5.000	10/01/2021	10/01/2019	A	2,360,405
15,000	Oldsmar, FL Water & Sewer[2]	5.120 [4]	07/01/2020	01/01/2020	B	13,991
10,000	Palm Bay, FL Water & Sewer[1]	4.125	07/01/2025	06/30/2019	A	10,025
135,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	6.125	09/15/2021	10/06/2020	B	139,194
5,000	Port St. Lucie, FL Special Assessment[1]	4.375	07/01/2023	06/30/2019	A	5,013
100,000	Sarasota County, FL Public Hospital Board (Miles-Sarasota Memorial Hospital)[1,5]	5.157	10/01/2021	10/01/2021		103,420
275,000	Sarasota County, FL Public Hospital Board (Sarasota Memorial Hospital)[1,2]	5.250	07/01/2024	05/03/2023	B	308,146
255,000	Seminole County, FL Water & Sewer[1]	6.000	10/01/2019	10/01/2019		258,825
570,000	South Lake County, FL Hospital District (South Lake Hospital)[1]	6.000	04/01/2029	06/30/2019	A	571,528
4,540,000	St. Lucie County, FL Utility System[1]	6.000	10/01/2020	04/06/2020	B	4,703,485
10,000	Sunrise Lakes, FL Phase 4 Recreation District[1]	4.000	08/01/2022	06/30/2019	A	10,022
5,000	Sunrise Lakes, FL Phase 4 Recreation District[1]	4.000	08/01/2023	06/30/2019	A	5,011
20,000	Sunrise Lakes, FL Phase 4 Recreation District[1]	4.125	08/01/2024	06/30/2019	A	20,048
330,000	Tampa, FL Sports Authority (Tampa Bay Arena)[1]	5.750	10/01/2020	04/04/2020	B	341,378
8,985,000	Twin Creeks North, FL Community Devel. District Floaters Series 2017-XF1066 Trust[1]	1.720 [3]	11/01/2047	06/13/2019	A	8,985,000
11,665,000	West Palm Beach, FL Utility System[1]	1.410 [3]	10/01/2038	06/07/2019	A	11,665,000
10,000	Winter Park, FL Electric[1]	4.500	10/01/2024	10/01/2019	A	10,105
						47,349,563
Georgia—4.9%
5,000	Atlanta & Fulton County, GA Recreation Authority[1]	4.125	12/01/2022	06/30/2019	A	5,011

21      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia (Continued)
$10,000	Cherokee County, GA Res Rec (Ball Ground Recycling)[1]	4.750%	07/01/2031	06/30/2019	A	$10,014
265,000	Cobb-Marietta, GA Coliseum & Exhibit Hall Authority[1]	5.250	10/01/2019	10/01/2019		268,106
40,000	College Park, GA (Atlanta International Airport)[1]	4.375	01/01/2026	06/30/2019	A	40,094
5,000	Columbus, GA Devel. Authority[1]	4.000	11/01/2019	06/30/2019	A	5,010
5,000,000	DeKalb County, GA Multifamily Hsg. (Candler Senior Village)	2.150 [3]	01/01/2021	07/01/2019	C	5,001,700
25,000	GA HEFA (USG Real Estate Foundation)[1]	5.125	06/15/2024	06/15/2019	A	25,028
36,595,000	GA Main Street Natural Gas[1]	4.000 [3]	04/01/2048	06/01/2023	A	39,758,638
3,700,000	GA Main Street Natural Gas[1]	4.000 [3]	08/01/2048	09/01/2023	A	4,031,890
65,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2023	06/30/2019	A	65,181
990,000	GA Municipal Electric Authority[1,5]	2.570	01/01/2020	01/01/2020		993,326
1,305,000	GA Municipal Electric Authority[1,5]	2.570	01/01/2021	01/01/2021		1,315,962
575,000	GA Private Colleges & University Authority (Mercer University)[1]	5.000	10/01/2020	10/01/2020		598,023
280,000	GA Private Colleges & University Authority (Spelman College)[1]	5.250	06/01/2021	06/30/2019	A	280,784
5,000	Gwinnett County, GA Hospital Authority[1]	4.500	10/01/2024	06/30/2019	A	5,012
2,000,000	Houston County, GA Healthcare System[1]	5.000	10/01/2031	07/02/2023	A	2,194,940
165,000	Metropolitan Atlanta, GA Rapid Transit Authority[1]	6.250	07/01/2020	01/06/2020	B	169,180
30,000	Milledgeville & Baldwin County, GA Devel. Authority (Georgia College & State University Foundation Property)[1]	4.500	09/01/2025	06/30/2019	A	30,041
4,800,000	Morgan County, GA Hospital Authority (USDA Replacement Hospital)[1]	2.750	09/01/2019	09/01/2019		4,805,952
1,055,000	Valdosta & Lowndes County, GA Hospital Authority (South Georgia Medical Center)[1]	5.000	10/01/2020	06/30/2019	A	1,067,692
1,000,000	Valdosta & Lowndes County, GA Hospital Authority (South Georgia Medical Center)[1]	5.000	10/01/2024	06/30/2019	A	1,000,170
25,000	Valdosta, GA Hsg. Authority (Valdosta State University Student Hsg.)[1]	4.500	08/01/2028	06/30/2019	A	25,059

						61,696,813
Idaho—0.0%
85,000	University of Idaho[1]	5.250[3]	04/01/2041	03/23/2021	C	90,153

22      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois—11.9%
$210,000	Bellwood, IL GO1	5.000%	12/01/2026	12/01/2026		$249,551
205,000	Bolingbrook, IL Park District[1]	5.250	01/01/2020	01/01/2020		209,252
350,000	Bradley, IL (Bradley Commons)[1]	5.000	01/01/2020	01/01/2020		354,455
380,000	Bradley, IL (Bradley Commons)[1]	5.000	01/01/2021	01/01/2021		392,190
400,000	Bradley, IL (Bradley Commons)[1]	5.000	01/01/2022	01/01/2022		419,064
7,105,000	Centerpoint, IL Intermodal Center Program[1,2]	4.000 [3]	06/15/2023	06/15/2023		7,194,594
200,000	Chicago, IL Board of Education, Series 2005A1	5.500	12/01/2023	12/01/2023		222,516
6,555,000	Chicago, IL Board of Education, Series 1992A1	6.000	01/01/2020	01/01/2020		6,676,661
500,000	Chicago, IL Board of Education (School Reform)	2.893 [4]	12/01/2022	12/01/2022		464,510
4,745,000	Chicago, IL Board of Education (School Reform)	3.093 [4]	12/01/2020	12/01/2020		4,554,583
2,000,000	Chicago, IL Board of Education (School Reform)	3.244 [4]	12/01/2021	12/01/2021		1,865,460
6,110,000	Chicago, IL City Colleges	3.895 [4]	01/01/2024	01/01/2024		5,378,877
15,000	Chicago, IL GO1	4.250	12/01/2026	06/30/2019	A	15,026
105,000	Chicago, IL GO1	5.000	12/01/2020	06/30/2019	A	105,373
175,000	Chicago, IL GO1	5.000	01/01/2027	06/30/2019	A	175,576
245,000	Chicago, IL GO1	5.000	01/01/2027	06/30/2019	A	245,615
730,000	Chicago, IL GO1	5.125	01/01/2022	01/01/2020	B	750,966
450,000	Chicago, IL GO1	5.250	01/01/2020	01/01/2020		458,676
830,000	Chicago, IL Public Building Commission[1]	7.000	01/01/2020	01/01/2020		856,469
2,085,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.500	12/01/2023	01/10/2022	B	2,246,859
905,000	Chicago, IL Waterworks[1]	5.000	11/01/2025	06/30/2019	A	907,498
65,000	Collinsville, IL Area Recreation District[1]	4.000	12/01/2027	06/30/2019	A	65,030
300,000	Collinsville, IL Area Recreation District[1]	4.400	12/01/2022	06/30/2019	A	300,807
630,000	Collinsville, IL Area Recreation District[1]	4.500	12/01/2023	06/30/2019	A	631,739
1,800,000	Cook County, IL Community College District No. 508 (City Colleges Chicago)[1]	5.000	12/01/2021	12/01/2021		1,904,364
1,055,000	Cook County, IL Community High School District No. 219 Niles Township[1]	5.500	12/01/2019	12/01/2019		1,076,121
500,000	Cook County, IL School District No. 127.5 Chicago Ridge[1]	3.750	12/01/2020	06/30/2019	A	500,880
250,000	Cook County, IL School District No. 148 Dolton[1]	4.500	12/01/2027	12/01/2019	A	253,723
700,000	Cook County, IL School District No. 159 Matteson-Richton Park	2.948 [4]	12/01/2020	12/01/2020		678,979
810,000	Cook County, IL School District No. 88 Bellwood[1]	4.100	12/01/2023	12/01/2019	A	818,060

23      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$105,000	Eastern Illinois University (Auxiliary Facilities System)[1]	4.125%	04/01/2022	09/30/2019	A	$104,998
685,000	IL Civic Center[1]	6.250	12/15/2020	06/21/2020	B	704,618
440,000	IL Finance Authority (BHF Chicago Hsg. Group)[8]	4.250	12/01/2027	03/02/2024	B	200,147
1,540,000	IL Finance Authority (Rehabilitation Institute of Chicago)[1]	5.000	07/01/2021	07/01/2021		1,638,298
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)[1]	5.000	07/01/2022	07/01/2022		1,093,340
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)[1]	5.000	07/01/2023	07/01/2023		1,118,500
2,085,000	IL GO1	4.000	05/01/2024	05/01/2024		2,201,051
7,500,000	IL GO1	5.000	08/01/2022	08/01/2022		8,172,225
3,500,000	IL GO	5.000	10/01/2022	10/01/2022		3,817,555
7,250,000	IL GO1	5.000	01/01/2023	01/01/2020	A	7,378,615
2,000,000	IL GO1	5.000	11/01/2025	11/01/2025		2,273,200
10,000	IL Health Facilities Authority (Franciscan Sisters Health Care)[1]	6.250	09/01/2021	09/15/2020	B	10,555
30,000	IL Hsg. Devel. Authority[1]	4.600	09/01/2025	06/30/2019	A	30,072
90,000	IL Medical District COP[1,2]	5.000	06/01/2022	06/23/2019	A	90,123
1,270,000	IL Regional Transportation Authority[1]	6.700	11/01/2021	11/16/2020	B	1,359,319
125,000	IL Sales Tax[1,2]	6.500	06/15/2022	12/20/2021	B	130,520
31,700,000	IL Sales Tax Securitization Corp. Floaters Series 2018-XL0093 Trust[1]	1.620 [3]	01/01/2048	06/12/2019	A	31,700,000
400,000	Iroquois & Kankakee Counties, IL Community Unit School District No. 4[1]	4.125	11/01/2019	06/30/2019	A	400,908
600,000	Kankakee County, IL Community Unit School District No. 1[1]	5.000	02/01/2020	02/01/2020		613,176
1,000,000	Madison Macoupin Counties, IL Community College Districts No. 536[1]	5.000	11/01/2021	11/01/2021		1,073,760
310,000	Matteson, IL Waterworks[1]	4.000	12/01/2019	06/30/2019	A	310,406
1,700,000	Melrose Park, IL GO1	5.000	12/15/2022	12/15/2021	A	1,837,700
1,010,000	Minooka, IL GO1	5.000	01/01/2022	01/15/2021	B	1,054,066
240,000	North Chicago, IL GO1	4.000	11/01/2019	06/30/2019	A	240,389
600,000	Northern IL University COP[1]	4.000	09/01/2019	09/01/2019		603,222
120,000	Riverdale, IL GO1	4.800	01/01/2023	06/30/2019	A	120,158
300,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		300,747
120,000	Southwestern IL Devel. Authority (Granite City)[1]	5.250	03/01/2023	06/30/2019	A	120,071
1,080,000	Southwestern IL Devel. Authority (Memorial Group)[1]	6.375	11/01/2023	05/31/2022	B	1,220,659

24      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$330,000	Sterling, IL Park District[1]	4.000%	12/15/2019	12/15/2019		$332,241
18,165,000	University of Illinois (Health Services Facilities System)[1]	1.420 [3]	10/01/2026	06/07/2019	A	18,165,000
2,110,000	University of Illinois Board of Trustees COP[1]	5.250	10/01/2022	06/30/2019	A	2,116,267
1,020,000	University of Illinois Board of Trustees COP[1]	5.250	10/01/2026	06/30/2019	A	1,023,019
15,000	West Chicago, IL Fire Protection District[1]	4.750	01/01/2029	06/30/2019	A	15,028
20,455,000	Will County, IL Community Unit School District No. 365 (Valley View)	3.443 [4]	11/01/2023	11/01/2023		18,709,779
750,000	Will County, IL School District No. 88A Richland[1]	4.100	10/01/2025	10/01/2019	A	755,385
						151,008,591
Indiana—1.9%
10,000	Ball, IN State University[1]	5.000	07/01/2019	07/01/2019		10,027
100,000	Carmel, IN Redevel. Authority (Lease Rental)[1]	5.000	08/01/2019	08/01/2019		100,549
8,590,000	Gary, IN Sanitary District[1]	5.050	01/15/2029	12/30/2021	A	9,282,010
890,000	Gary/Chicago, IN International Airport Authority[1]	5.500	02/01/2025	06/30/2019	A	892,786
9,075,000	IN Transportation Finance Authority[1]	5.500	12/01/2022	06/26/2021	B	9,787,751
3,000,000	Indiana, IN Bond Bank Special Program Floaters Series 2015-XF0115[1]	1.670 [3]	10/15/2019	06/07/2019	A	3,000,000
25,000	Lawrence Township, IN School Building Corp.[1]	5.000	07/10/2019	07/10/2019		25,084
615,000	Merrillville, IN Economic Devel. (Belvedere Hsg.)[1]	5.050	04/01/2026	06/11/2023	B	602,798
835,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)[1]	4.500	01/01/2026	08/17/2023	B	828,880
						24,529,885
Iowa—0.9%
20,000	Ankeny, IA GO1	4.000	06/01/2026	06/30/2019	A	20,042
890,000	Corning, IA Community School District[1]	4.125	05/01/2023	05/01/2020	A	909,762
10,000,000	IA Finance Authority (MerH/ProcH/ ProcHC/SLHS/SLMHC/AMemH/ IHS/CIHS/FinH/MMCI/CIHC/ CIHP/SLHlth/AHlthS/TRMC/SLHR/ NIHC/FTSHG/TRHS/TMCT/UAH/ MerHS/MHlthSC Obligated Group) Floaters Series 2018-007[1]	1.450 [3]	02/15/2035	06/07/2019	A	10,000,000
5,000	IA HFA (Multifamily Hsg.)[1]	6.000	04/01/2021	10/01/2019	A	5,058

25      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Iowa (Continued)
$150,000	IA Higher Education Loan Authority (Upper Iowa University)[1]	5.000%	09/01/2020	04/01/2020	B	$153,923
100,000	Waverly-Shell Rock, IA Community School District[1]	3.625	06/01/2023	06/30/2019	A	100,149
						11,188,934
Kansas—0.2%
2,000,000	KS Devel. Finance Authority (Stormont-Vail Healthcare)[1]	5.000	11/15/2023	11/15/2019	A	2,030,340

Kentucky—2.0%
10,000	Jefferson County, KY Capital Projects[1]	4.250	06/01/2022	06/30/2019	A	10,025
25,000	Jefferson County, KY Capital Projects[1]	4.375	06/01/2028	06/30/2019	A	25,065
3,370,000	KY Asset Liability Commission [US 0003M*.67+55][1]	2.278 [6]	11/01/2025	04/01/2024	B	3,298,927
7,665,000	KY Property & Building Commission[1]	5.000	08/01/2020	08/01/2020		7,971,753
4,750,000	KY Property & Building Commission[1]	5.000	05/01/2027	05/01/2027		5,747,262
5,000,000	KY Property & Building Commission[1]	5.000	05/01/2028	05/01/2028		6,130,000
5,000	KY Rural Water Finance Corp.[1]	4.125	02/01/2023	06/24/2019	A	5,009
10,000	KY Rural Water Finance Corp.[1]	4.375	02/01/2023	06/30/2019	A	10,026
5,000	KY Rural Water Finance Corp.[1]	4.375	02/01/2034	06/30/2019	A	5,010
10,000	KY Rural Water Finance Corp.[1]	4.750	02/01/2028	06/24/2019	A	10,022
10,000	Paducah, KY Electric Plant Board[1]	4.375	10/01/2022	06/24/2019	A	10,018
50,000	Paducah, KY Electric Plant Board[1]	4.500	10/01/2023	06/24/2019	A	50,095
315,000	Pikeville, KY Hospital (Pikeville Medical Center)[1]	6.250	03/01/2024	03/01/2021	A	340,732
1,060,000	Pikeville, KY Hospital (Pikeville Medical Center)[1]	6.250	03/01/2024	03/01/2021	A	1,130,532
						24,744,476
Louisiana—0.3%
1,760,000	LA Public Facilities Authority (Loyola University New Orleans)	2.650 [4]	10/01/2020	10/01/2020		1,703,838
1,750,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2020	05/15/2020		1,802,343
390,000	Monroe, LA Sales Tax[1]	3.000	03/01/2020	06/30/2019	A	390,425
						3,896,606
Maine—0.1%
1,550,000	ME Educational Authority (Student Loan)[1]	4.750	12/01/2024	12/01/2022	A	1,680,247
5,000	ME H&HEFA[1]	4.200	07/01/2023	06/30/2019	A	5,011
						1,685,258

26      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Maryland—0.6%
$10,000	Caroline County, MD GO1	4.000%	11/01/2021	06/30/2019	A	$10,020
65,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	4.400	07/01/2021	06/30/2019	A	65,143
10,000	MD H&HEFA (Johns Hopkins Health System)	4.987 [4]	07/01/2019	07/01/2019		9,988
7,005,000	MD H&HEFA (Medstar Health)[1]	5.000	08/15/2027	08/15/2023	A	7,906,754
20,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series A1	4.625	07/01/2032	06/30/2019	A	20,027
30,000	University System of Maryland[1]	4.000	04/01/2020	06/30/2019	A	30,059
						8,041,991

Massachusetts—2.3%
20,000	Boston, MA Hsg. Authority[1]	4.125	04/01/2021	06/30/2019	A	20,039
30,000	Boston, MA Hsg. Authority[1]	5.000	04/01/2027	06/30/2019	A	30,082
35,000	Boston, MA Hsg. Authority[1]	5.000	04/01/2028	06/30/2019	A	35,095
100,000	Boston, MA Water & Sewer[1]	5.000	11/01/2020	06/30/2019	A	100,273
180,000	Boston, MA Water & Sewer[1]	5.250	11/01/2019	11/01/2019		182,869
525,000	Boston, MA Water & Sewer[1]	5.250	11/01/2019	11/01/2019		533,368
50,000	Chesire, MA GO1	4.750	02/01/2024	06/30/2019	A	50,140
10,000	Lynn, MA GO1	4.500	07/15/2024	06/30/2019	A	10,025
2,600,000	MA Bay Transportation Authority[1,5]	2.914	07/01/2020	07/01/2020		2,624,986
1,280,000	MA Bay Transportation Authority[1]	7.000	03/01/2021	03/01/2021		1,368,397
2,000,000	MA Devel. Finance Agency (Berkshire Health System/ Berkshire Medical Center/Fairview Hospital Obligated Group)[1]	5.000	10/01/2022	10/01/2021	A	2,148,240
580,000	MA Devel. Finance Agency (Visual & Performing Arts)[1]	6.000	08/01/2021	08/15/2020	B	607,005
10,910,000	MA GO1,5	2.743	11/01/2019	11/01/2019		10,949,494
640,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2022	08/08/2019	A	645,120
3,250,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2027	06/30/2019	A	3,279,575
40,000	MA Ralph C. Mahar Regional School District[1]	4.000	08/01/2019	06/30/2019	A	40,073
4,000,000	MA School Building Authority[1]	5.000	08/15/2025	08/15/2022	A	4,445,400
830,000	MA Special Obligation (Consolidated Loan)[1,5]	4.140	06/01/2020	06/01/2020		844,600
915,000	MA Water Resources Authority[1]	6.500	07/15/2019	07/15/2019		920,316
20,000	Natick, MA GO1	4.000	06/15/2031	06/30/2019	A	20,034
10,000	North Reading, MA GO1	4.000	09/15/2023	06/30/2019	A	10,020
25,000	Waltham, MA GO1	4.000	09/15/2024	06/30/2019	A	25,052
15,000	Waltham, MA GO1	4.200	09/15/2027	06/30/2019	A	15,034
25,000	Winchester, MA GO1	4.375	07/01/2027	06/30/2019	A	25,059
5,000	Worcester, MA GO1	4.000	11/01/2020	06/30/2019	A	5,010
10,000	Worcester, MA GO1	4.000	09/15/2021	06/30/2019	A	10,019
15,000	Worcester, MA GO1	4.125	09/15/2023	06/30/2019	A	15,029

27      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Massachusetts (Continued)
$10,000	Worcester, MA GO1	4.200%	11/01/2024	06/30/2019	A	$10,020
						28,970,374

Michigan—1.3%
200,000	Allen Park, MI GO1	4.000	04/01/2020	06/30/2019	A	200,424
265,000	Charyl Stockwell Academy, MI Public School Academy[1]	4.875	10/01/2023	11/04/2021	B	268,747
99,200	Detroit, MI GO1	5.250	04/01/2020	04/01/2020		99,058
40,000	Eaton Rapids, MI Public Schools[1]	4.000	05/01/2020	06/30/2019	A	40,226
10,000	Flat Rock, MI Tax Increment Finance Authority[1]	4.750	10/01/2021	06/30/2019	A	10,022
85,000	Harper Woods, MI GO1	4.200	05/01/2020	06/30/2019	A	85,161
10,000	Howell Township, MI GO1	4.500	06/01/2022	06/30/2019	A	10,023
12,375,000	Kent, MI Hospital Finance Authority (Spectrum Health System/Spectrum Health Hospitals Obligated Group)[1]	5.500	11/15/2025	11/15/2021	A	13,486,770
25,000	Leslie, MI Public Schools[1]	4.000	05/01/2023	06/30/2019	A	25,046
120,000	MI Hsg. Devel. Authority, Series A1	4.750	10/01/2019	06/30/2019	A	120,287
105,000	Muskegon Heights, MI Water System[1]	4.000	11/01/2021	11/01/2019	A	105,945
185,000	Muskegon Heights, MI Water System[1]	4.000	11/01/2026	11/01/2019	A	186,645
1,400,000	Summit Academy North, MI Public School Academy[1]	4.000	11/01/2024	11/11/2023	B	1,381,212
15,000	Taylor, MI Tax Increment Finance Authority[1]	4.000	05/01/2021	06/30/2019	A	15,028
375,000	Wayne, MI GO1	4.400	10/01/2021	10/01/2019	A	375,938
15,000	Western MI University[1]	4.250	11/15/2021	06/30/2019	A	15,033
10,000	Ypsilanti, MI School District[1]	4.000	05/01/2020	06/30/2019	A	10,018
						16,435,583

Minnesota—1.5%
205,000	Arlington, MN GO1	3.000	12/01/2019	06/30/2019	A	205,307
2,000,000	Dakota County, MN Community Devel. Agency (WSP Senior Hsg.)[1]	3.800 [3]	07/01/2022	07/01/2020	A	2,012,540
2,415,000	Duluth, MN Independent School District No. 709 COP[1]	5.000	02/01/2023	02/01/2023		2,665,435
35,000	Lakeville, MN Independent School District No. 194[1]	5.000	02/01/2020	02/01/2020		35,836
5,000	Mankato, MN Independent School District No. 77[1]	4.000	02/01/2021	06/30/2019	A	5,010
1,890,000	Minneapolis, MN Multifamily Hsg. (Riverside Homes)[1]	3.750 [3]	11/01/2021	11/01/2019	A	1,893,572
15,000	MN Governmental Agency Finance Group[1]	4.125	03/01/2027	06/24/2019	A	15,022
5,000	New Prague, MN GO1	4.150	02/01/2024	06/30/2019	A	5,012
10,000	North Mankato, MN GO1	4.000	12/01/2024	06/30/2019	A	10,020

28      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Minnesota (Continued)
$25,000	Southern MN Municipal Power Agency[1]	4.500%	01/01/2020	06/30/2019	A	$25,060
4,310,000	St. Paul, MN Hsg. & Redevel. Authority (Legends Berry Senior Apartments)[1]	3.750 [3]	09/01/2021	03/01/2020	A	4,324,180
1,930,000	St. Paul, MN Hsg. & Redevel. Authority (Millberry Apartments)[1]	3.750 [3]	03/01/2021	08/01/2019	A	1,931,158
4,500,000	St. Paul, MN Hsg. & Redevel. Authority (Un Flats Apartments)[1]	2.750 [3]	02/01/2022	02/01/2021	C	4,492,350
655,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (St. Paul City School)[1,2]	4.500	07/01/2028	01/01/2024	A	663,299
45,000	Tri-County, MN Independent School District No. 2358[1]	4.000	02/01/2027	06/30/2019	A	45,091
205,000	Woodbury, MN Charter School (MSA Building Company)[1]	3.650	12/01/2020	12/01/2020		209,217
						18,538,109

Mississippi—0.2%
10,000	Mississippi Valley, MS State University Educational Building Corp.[1]	4.000	03/01/2022	06/30/2019	A	10,019
25,000	MS Business Finance Commission (Huntington Ingalls Industries)[1]	4.550	12/01/2028	06/30/2019	A	25,009
860,000	MS Devel. Bank (Jackson Public School District)[1]	5.000	10/01/2023	07/13/2022	B	939,946
800,000	MS Devel. Bank (Jackson Water & Sewer System)[1]	5.250	12/01/2022	12/01/2022		885,272
35,000	Parkway East, MS Public Improvement District	4.250	05/01/2020	06/30/2019	A	35,011
55,000	Ridgeland, MS Tax Increment (City of Ridgeland)[1]	5.375	10/01/2029	10/01/2019	A	55,579
						1,950,836

Missouri—0.6%
90,000	Brentwood, MO Tax Increment (Hanley Stadium Redevel.)[1]	3.200	11/01/2021	09/15/2019	B	90,143
12,000	Cass County, MO GO COP[1]	4.000	04/01/2020	06/30/2019	A	12,022
25,000	Clay County, MO Reorganized School District No. R-1[1]	4.250	03/01/2020	06/30/2019	A	25,053
25,000	Johnson County, MO GO COP[1]	4.125	12/01/2019	06/30/2019	A	25,044
285,000	Kansas City, MO IDA (Sales Tax)[1]	4.250	04/01/2026	07/30/2023	B	294,191
215,000	Kansas City, MO Water[1]	4.750	12/01/2028	06/30/2019	A	215,531
25,000	Maryville, MO Waterworks & Sewage System[1]	4.200	01/01/2032	06/30/2019	A	25,038
675,000	MO Devel. Finance Board (Branson Landing)[1,2]	6.000	06/01/2020	06/01/2020		689,816
5,000	MO Environmental Improvement & Energy Resources Authority[1]	4.250	07/01/2026	06/30/2019	A	5,012

29      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri (Continued)
$15,000	MO Environmental Improvement & Energy Resources Authority[1]	5.000%	01/01/2020	06/30/2019	A	$15,043
70,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	07/01/2019		70,220
3,130,000	MO H&EFA (Webster University)[1]	5.000	04/01/2026	04/01/2026		3,523,910
75,000	MO Hsg. Devel. Commission[1,2]	4.250	11/01/2030	05/01/2021	A	76,894
850,000	Raytown, MO Annual Appropriation-Supported Tax (Raytown Live Redevel. Plan)[1]	5.125	12/01/2025	06/30/2019	A	851,148
95,000	Springfield, MO Public Building Corp. (Jordan Valley Project)	4.151 [4]	06/01/2025	12/18/2023	B	76,495
1,380,000	St. Louis County, MO IDA (Friendship Village)[1]	5.000	09/01/2023	10/07/2021	B	1,455,776
95,000	St. Louis County, MO IDA (FVWC/FVSC/FVSL/FVO Obligated Group)[1]	3.000	09/01/2022	03/18/2021	B	96,409
						7,547,745

Nebraska—0.9%
11,945,000	Omaha, NE Public Power District (Nebraska City Station Unit 2) Floaters Series 2016-XF1053 Trust[1]	1.520 [3]	02/01/2049	06/11/2019	A	11,945,000
Nevada—0.2%
250,000	Clark County, NV Airport[1]	5.000	07/01/2022	07/01/2019	A	250,698
550,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2021	06/30/2019	A	550,957
495,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	06/30/2019	A	495,866
745,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	06/30/2019	A	746,281
60,000	Reno, NV Hospital (RRMC/RTCS/ RSMMC Obligated Group)[1]	5.500	06/01/2023	06/25/2019	A	60,155
						2,103,957

New Hampshire—0.2%
2,750,000	NH H&EFA (Hillside Village)[1]	3.500	07/01/2022	07/01/2019	A	2,752,640
5,000	NH Municipal Bond Bank[1]	4.000	08/15/2021	06/30/2019	A	5,011
15,000	NH Municipal Bond Bank[1]	4.000	02/15/2023	06/30/2019	A	15,028
						2,772,679

New Jersey—8.3%
250,000	Atlantic City, NJ GO1	5.000	03/01/2027	03/01/2027		304,620
3,935,000	Atlantic City, NJ GO Floaters Series 2017-XF2482 Trust[1]	1.660 [3]	03/01/2042	06/07/2019	A	3,935,000
1,610,000	Camden County, NJ Improvement Authority (Rowan University)[1]	5.000	12/01/2027	12/01/2023	A	1,822,101
3,515,000	Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2023	11/01/2023		3,878,029

30      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$145,000	Casino Reinvestment Devel. Authority of NJ1	5.250%	06/01/2019	06/01/2019		$145,000
1,500,000	Casino Reinvestment Devel. Authority of NJ1	5.250	01/01/2024	06/30/2019	A	1,503,690
1,000,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.250	01/01/2022	06/30/2019	A	1,002,620
55,000	Essex County, NJ Improvement Authority (Newark)[1]	5.000	11/01/2020	05/06/2020	B	56,643
80,000	Jackson Township, NJ School District[1]	5.250	06/15/2019	06/15/2019		80,085
9,000,000	Lyndhurst Township, NJ GO	2.750	09/12/2019	09/12/2019		9,029,070
50,000	Mountain Lakes, NJ GO1	5.000	11/15/2020	11/15/2019	A	50,822
500,000	Newark, NJ GO1	5.000	07/15/2019	07/15/2019		501,450
335,000	Newark, NJ GO1	5.000	07/15/2019	07/15/2019		335,988
1,500,000	NJ Building Authority[1]	5.000	06/15/2025	06/15/2025		1,743,165
1,000,000	NJ Building Authority[1]	5.000	06/15/2025	06/15/2025		1,197,250
1,520,000	NJ EDA[1]	5.000	06/15/2022	06/15/2022		1,653,836
405,000	NJ EDA (Cigarette Tax)[1]	5.000	06/15/2020	06/15/2020		418,001
6,500,000	NJ EDA (Cigarette Tax)[1]	5.000	06/15/2023	06/15/2022	A	7,052,760
130,000	NJ EDA (Friends of Teaneck Community Charter School)[1]	3.500	09/01/2022	03/21/2021	B	130,423
6,840,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2025	07/01/2025		8,005,946
820,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2025	07/01/2025		996,841
15,000	NJ EDA (Municipal Loan Pool)[1]	4.625	11/15/2020	06/30/2019	A	15,040
2,000,000	NJ EDA (School Facilities Construction)[1]	5.000	03/01/2023	03/01/2023		2,200,440
3,000,000	NJ EDA (School Facilities Construction)[1]	5.000	03/01/2025	03/01/2023	A	3,284,460
3,010,000	NJ EDA (School Facilities Construction)[1]	5.500	09/01/2023	09/01/2023		3,420,293
6,000,000	NJ EDA (School Facilities Construction)	5.500	09/01/2024	09/01/2024		6,967,800
1,000,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000	06/15/2026	06/15/2024	A	1,118,420
400,000	NJ Health Care Facilities Financing Authority (Greystone Park Psychiatric Hospital)[1]	5.000	09/15/2023	09/15/2023		445,468
5,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	4.750	12/01/2021	12/01/2019	A	5,078
25,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	5.100	12/01/2026	12/01/2019	A	25,431
850,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	5.375	06/01/2024	06/10/2019	A	850,561
90,000	NJ Hsg. & Mtg. Finance Agency[1]	5.000	05/01/2021	06/30/2019	A	90,215

31      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$3,500,000	NJ Transportation Trust Fund Authority[1]	5.000%	06/15/2024	06/15/2024		$3,983,910
1,645,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2025	06/15/2022	A	1,787,786
5,000,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2028	06/15/2026	A	5,846,750
4,505,000	NJ Transportation Trust Fund Authority[1]	5.250	12/15/2023	12/15/2023		5,139,349
1,370,000	NJ Transportation Trust Fund Authority[1]	5.250	12/15/2023	12/15/2023		1,569,308
460,000	NJ Transportation Trust Fund Authority[1]	5.250	06/15/2026	06/15/2021	A	490,254
12,160,000	NJ Transportation Trust Fund Authority[1]	5.500	12/15/2019	12/15/2019		12,406,848
5,000,000	NJ Transportation Trust Fund Authority[1]	5.500	12/15/2020	12/15/2020		5,274,900
1,000,000	NJ Transportation Trust Fund Authority[1]	5.500	12/15/2022	12/15/2022		1,123,430
3,930,000	NJ Transportation Trust Fund Authority[1,2]	5.750	06/15/2020	12/20/2019	B	4,013,041
515,000	North Caldwell, NJ School District[1]	4.000	02/15/2023	02/15/2020	A	524,033
125,000	Salem County, NJ Improvement Authority (Stand Up for Salem)[1]	5.375	08/15/2028	06/30/2019	A	125,276
25,000	Vineland, NJ GO1	5.000	03/01/2021	08/31/2020	B	26,119

						104,577,550

New Mexico—0.2%
10,000	Carlsbad, NM Joint Water & Sewer[1]	4.625	06/01/2024	06/30/2019	A	10,023
210,000	Farmington, NM Hospital (San Juan Regional Medical Center)[1]	5.000	06/01/2023	06/30/2019	A	210,649
2,025,000	NM Hospital Equipment Loan Council (Gerald Champion Memorial Hospital)[1]	4.750	07/01/2022	01/20/2021	B	2,096,239
105,000	Saltillo, NM Public Improvement District[1]	4.000	10/01/2024	10/01/2024		116,491
160,000	Saltillo, NM Public Improvement District[1]	4.000	10/01/2025	10/01/2025		180,102
180,000	University of New Mexico[1,2]	6.000	06/01/2021	12/06/2020	B	184,981
80,000	University of New Mexico[1]	6.500	06/01/2021	03/22/2020	A	84,086

						2,882,571

New York—7.1%
1,285,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)[1]	5.000	04/01/2022	04/13/2021	B	1,323,075
26,190,000	Build NYC Resource Corp. (Blue School) Floaters Series 2018- XF1071 Trust	1.770 [3]	09/01/2046	06/14/2019	A	26,190,000

32      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$19,125,000	Build NYC Resource Corp. (Richmond Medical Center) Floaters Series 2019-XF1080 Trust[1]	1.820%[3]	12/01/2050	06/14/2019	A	$19,125,000
750,000	Dutchess County, NY IDA (Bard College)[1]	5.000	08/01/2022	06/30/2019	A	750,405
3,122,005	Elmira, NY GO	3.750	07/16/2019	07/16/2019		3,127,625
5,000	Hyde Park, NY GO1	4.100	06/01/2023	06/30/2019	A	5,012
160,000	Jefferson County, NY IDA Solid Waste Disposal (Reenergy Black River LLC)	4.750	01/01/2020	01/01/2020		159,690
1,781,845	Johnson City, NY GO	4.000	10/03/2019	10/03/2019		1,787,957
25,000	Marlborough, NY GO1	4.000	06/15/2020	06/30/2019	A	25,050
3,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.250 [7]	06/01/2026	06/01/2026		2,945,700
500,000	New Rochelle, NY City School District[1]	4.000	11/15/2020	11/15/2019	A	506,065
185,000	North Salem, NY GO1	4.000	06/01/2019	06/01/2019		185,000
155,000	NY Counties Tobacco Trust VI (TASC)[1]	4.000	06/01/2019	06/01/2019		155,000
345,000	NY Counties Tobacco Trust VI (TASC)[1]	4.000	06/01/2020	06/01/2020		351,707
350,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2021	06/01/2021		369,345
300,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2022	06/01/2022		323,649
685,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2023	06/01/2023		754,473
460,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2026	06/01/2026		530,702
2,500,000	NY MTA	4.000	08/15/2019	08/15/2019		2,512,525
95,000	NY Triborough Bridge & Tunnel Authority[1]	6.125	01/01/2021	04/20/2020	B	98,832
1,100,000	NYC GO1	5.000	08/01/2019	08/01/2019		1,106,424
6,455,000	NYC GO1	5.000	08/01/2022	08/01/2021	A	6,949,969
9,070,000	NYC GO1	5.000	10/01/2022	10/01/2022		10,131,190
45,000	NYC Trust for Cultural Resources (Carnegie Hall/Carnegie Hall Society Obligated Group)[1]	5.000	12/01/2029	12/01/2019	A	45,757
825,000	NYS DA (ALIA-PSCH)[1,2]	4.800	12/01/2023	12/15/2021	B	840,419
1,165,000	NYS Local Government Assistance Corp.	5.000	04/01/2021	04/01/2021		1,218,986
1,715,000	NYS UDC (State Facilities)[1]	5.700	04/01/2020	04/01/2020		1,772,641
695,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	4.000	07/01/2024	07/01/2022	A	732,613
280,000	Oyster Bay, NY GO1	3.250	08/01/2019	08/01/2019		280,815
1,025,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.000	12/01/2020	06/05/2020	B	1,060,106
60,000	Ramapo, NY GO1	4.000	08/01/2020	06/30/2019	A	60,118

33      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$100,000	Ramapo, NY GO1	4.000%	08/01/2021	06/30/2019	A	$100,201
10,000	Rochester, NY GO1	4.000	10/01/2020	06/30/2019	A	10,020
30,000	Suffolk County, NY IDA (Dowling College)[8,9]	6.700	12/01/2020	12/01/2020		0
4,900,000	West Hempstead, NY Union Free School District	3.000	06/21/2019	06/21/2019		4,903,528

						90,439,599

North Carolina—0.4%
10,000	Buncombe County, NC GO COP[1]	4.250	06/01/2024	06/30/2019	A	10,023
2,485,000	Charlotte, NC COP[1]	3.000	06/01/2022	06/30/2019	A	2,488,131
10,000	Haywood County, NC GO1	4.125	03/01/2027	06/30/2019	A	10,021
2,875,000	NC Medical Care Commission Retirement Facilities (Salemtowne)[1]	3.550	10/01/2024	04/01/2020	A	2,890,755
5,000	NC Municipal Power Agency No. 1 (Catawba Electric)[1]	4.250	01/01/2022	06/30/2019	A	5,009
5,000	University of North Carolina System[1]	4.250	10/01/2021	06/30/2019	A	5,011
10,000	University of North Carolina System[1]	4.750	10/01/2028	06/30/2019	A	10,022
5,000	University of North Carolina System (NCATSU/UNCC/UNCG/ UNCW/UNCA Obligated Group)[1]	5.000	04/01/2022	06/30/2019	A	5,013
5,000	Winston-Salem, NC GO COP[1]	4.250	06/01/2021	06/30/2019	A	5,011

						5,428,996

North Dakota—0.3%
3,495,000	Burleigh County, ND Sales Tax[1]	3.250	11/01/2023	11/01/2021	A	3,565,424
10,000	Grand Forks, ND GO1	4.125	12/01/2020	06/30/2019	A	10,021
100,000	West Fargo, ND GO1	4.100	11/01/2022	06/30/2019	A	100,212

						3,675,657

Ohio—3.7%
75,000	Akron, OH Waterworks[1]	4.000	03/01/2022	06/30/2019	A	75,147
30,000,000	Allen County, OH Hospital Facilities (Mercy Health)	2.430 [3]	06/01/2034	06/03/2019	A	30,000,000
1,355,000	Butler County, OH Hospital Facilities (UCH/UCHS/ UCMC/WCHosp/UCPC Obligated Group)[1]	5.500	11/01/2022	11/01/2020	A	1,429,647
20,000	Clermont County, OH Sewer System[1]	4.000	08/01/2019	06/30/2019	A	20,040
2,905,000	Cleveland, OH Waterworks (Dept. of Public Utilities Division)[1]	5.500	01/01/2021	07/07/2020	B	3,028,056
670,000	Cleveland-Cuyahoga County, OH Port Authority[1]	5.750	11/15/2020	05/21/2020	B	695,232
30,000	Deerfield Township, OH Tax Increment[1]	5.000	12/01/2025	06/30/2019	A	30,083

34      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$150,000	Frontier, OH Local School District[1]	6.500%	12/01/2019	12/01/2019		$153,622
10,000	Greene County, OH University Hsg. (Central State University)[1]	5.000	09/01/2024	06/30/2019	A	10,002
10,000	Milton-Union, OH Exempted Village School District (School Energy Conservation)[1]	4.000	12/01/2024	06/30/2019	A	10,020
340,000	Northwest, OH Local School District (Stark, Summit & Wayne Counties)[1]	3.500	12/01/2028	06/30/2019	A	340,581
2,000,000	OH Air Quality Devel. Authority (First Energy Generation)[8]	5.625	06/01/2018	06/01/2018		2,000,000
1,830,000	OH Higher Educational Facility Commission (Hiram College)[1]	6.000	10/01/2021	06/30/2019	A	1,832,782
2,460,000	OH Higher Educational Facility Commission (University of Dayton)[1,5]	3.397	12/01/2023	12/01/2023		2,513,308
3,000,000	OH Hospital (Aultman Health Foundation)[1]	5.000	12/01/2023	12/01/2023		3,221,100
875,000	OH River South Authority (Lazarus Building Redevel.)[1]	5.750	12/01/2027	06/30/2019	A	877,039
10,000	Olmstead Falls, OH City School District[1]	4.400	12/01/2019	06/30/2019	A	10,022
50,000	Sandusky, OH GO1	4.000	12/01/2019	06/30/2019	A	50,102
20,000	Scioto County, OH GO1	4.250	12/01/2026	06/30/2019	A	20,037
25,000	Stark County, OH GO1	4.375	12/01/2024	06/30/2019	A	25,067

						46,341,887

Oklahoma—0.3%
475,000	McGee Creek, OK Water Authority[1]	6.000	01/01/2023	07/29/2021	B	513,608
280,000	OK Capital Improvement Authority (Conservation Commission)[1]	4.000	07/01/2024	07/01/2019	A	280,540
2,490,000	OK Devel. Finance Authority (Haverland Carter Lifestyle Group/La Vida Llena/Sommerset Neighborhood Obligated Group)[1]	5.000	07/01/2025	09/22/2022	B	2,651,551
320,000	OK Municipal Power Authority[1]	5.750	01/01/2024	11/24/2021	B	349,741
15,263	Oklahoma County, OK HFA (Single Family Mtg.)[1]	4.300	10/01/2020	06/30/2019	A	15,297

						3,810,737

Oregon—0.2%
1,150,000	Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst)[1]	2.800	05/15/2024	11/15/2019	A	1,151,553
765,000	Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst)[1]	3.200	05/15/2025	05/15/2020	A	768,404

35      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Oregon (Continued)
$5,000	Clackamas County, OR School District No. 86[1]	4.350%	06/15/2025	06/30/2019	A	$5,011
35,000	Lane County, OR GO1	4.050	06/01/2019	06/01/2019		35,000
270,000	Molalla, OR Sewer[1]	4.000	03/01/2022	03/01/2020	A	274,190
120,000	OR Health & Science University	2.975 [4]	07/01/2021	07/20/2020	B	111,103
40,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)[1]	4.750	05/01/2029	06/30/2019	A	40,045
15,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)[1]	5.000	05/01/2022	06/30/2019	A	15,118

						2,400,424

Other Territory—2.8%
19,755,000	Public Hsg. Capital Fund Multi- State Revenue Trust I Floaters Series 2017-XG0136 Trust[1]	1.920 [3]	12/01/2029	06/07/2019	A	19,755,000
4,875,000	Public Hsg. Capital Fund Multi- State Revenue Trust II Floaters Series 2017-XG0137 Trust[1]	1.920 [3]	09/01/2027	06/07/2019	A	4,875,000
11,000,000	Public Hsg. Capital Fund Multi- State Revenue Trust II Floaters Series 2017-XG0138 Trust[1]	1.920 [3]	07/01/2033	06/07/2019	A	11,000,000
321,357	Public Hsg. Capital Fund Multi- State Revenue Trust III[1]	5.000	07/01/2022	05/01/2020	A	322,796

						35,952,796

Pennsylvania—4.6%
445,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.000	10/15/2026	02/24/2025	B	498,961
560,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600	07/01/2023	08/26/2021	B	553,823
1,780,000	Bangor, PA Area School District[1]	2.500	03/15/2023	06/30/2019	A	1,780,801
310,000	Coatesville, PA Area School District[1]	5.000	12/01/2021	12/01/2021		333,086
400,000	Coatesville, PA Area School District[1]	5.000	12/01/2022	12/01/2022		441,132
400,000	Coatesville, PA Area School District[1]	5.000	12/01/2023	06/01/2023	A	446,236
425,000	Coatesville, PA Area School District[1]	5.000	12/01/2024	06/01/2023	A	473,943
50,000	Erie County, PA Hospital Authority (St. Mary’s Home of Erie)[1]	4.500	07/01/2023	06/30/2019	A	50,119
3,100,000	Erie County, PA Hospital Authority (St. Vincent’s Health)[1]	7.000	07/01/2027	07/01/2020	A	3,280,048
365,000	Hazleton, PA GO1	4.100	12/01/2019	06/30/2019	A	365,956
2,075,000	Luzerne County, PA GO1	5.000	05/15/2022	05/15/2022		2,264,116
2,260,000	Luzerne County, PA GO1	5.000	05/15/2023	05/15/2023		2,521,708
2,795,000	Luzerne County, PA GO1	5.000	11/15/2023	11/15/2023		3,155,946

36      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$1,525,000	Luzerne County, PA GO1	6.750%	11/01/2023	11/01/2019	A	$1,555,591
500,000	Luzerne County, PA GO1	7.000	11/01/2026	11/01/2019	A	510,555
1,380,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.000	10/01/2022	10/01/2022		1,488,606
1,165,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.000	10/01/2024	10/01/2024		1,305,429
500,000	Oswayo Valley, PA School District[1]	2.000	02/15/2020	06/30/2019	A	500,090
6,040,000	PA Convention Center Authority[1]	6.000	09/01/2019	09/01/2019		6,105,836
405,000	PA EDFA (Unemployment Compensation)[1]	5.000	01/01/2021	06/20/2019	A	405,684
2,750,000	PA EDFA (US Airways Group)[1]	8.000	05/01/2029	05/01/2020	A	2,895,145
5,000	PA HEFA[1]	4.000	06/15/2021	06/30/2019	A	5,009
5,000	PA HEFA[1]	4.000	06/15/2022	06/30/2019	A	5,010
6,200,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2023	06/01/2023		6,961,112
1,500,000	PA Turnpike Commission [MUNIPSA+60][1]	2.020 [6]	12/01/2023	06/01/2023	A	1,505,700
1,765,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	5.000	04/01/2033	04/01/2023	A	1,856,427
305,000	Philadelphia, PA Authority for Industrial Devel. (Mathematics Science & Technology Community Charter School)[1]	5.000	08/01/2020	02/04/2020	B	311,445
520,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)[1,2]	6.250	06/15/2023	07/30/2021	B	551,824
290,000	Philadelphia, PA Regional Port Authority[1]	5.000	09/01/2019	06/30/2019	A	290,769
440,000	Pittsburgh, PA Urban Redevel. Authority (Eva P Mitchell Hsg.)[1]	4.200	10/20/2024	10/20/2019	A	443,925
5,000,000	Pittsburgh, PA Water & Sewer Authority [US0001M*.7+64][1]	2.390 [6]	09/01/2040	06/01/2020	A	5,003,150
2,555,000	Pottsville, PA Hospital Authority (LVHN/LVlyH/LVHM/SRehC/SRMC/ NPHC/SMCSJS/PMCtr/PHSys Obligated Group)[1]	5.750	07/01/2022	01/26/2021	B	2,715,863
1,025,000	Reading, PA School District[1]	3.125	04/01/2024	06/30/2019	A	1,025,420
500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.000	11/15/2021	05/15/2020	A	516,730
400,000	Sto Rox, PA School District[1]	2.750	12/15/2019	06/30/2019	A	400,376
825,000	Stroudsburg, PA Area School District[1]	3.000	04/01/2027	06/30/2019	A	825,776
865,000	Tinicum Township, PA (Delaware County Sewage Authority)[1]	4.250	09/01/2022	06/30/2019	A	867,214
1,025,000	Washington County, PA Redevel. Authority[1]	5.000	07/01/2028	02/22/2026	A	1,082,277

37      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$1,010,000	Wilkes-Barre, PA Area School District[1]	5.000%	08/01/2024	08/01/2024		$1,168,974
1,160,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2026	08/01/2026		1,390,364
						57,860,176
Rhode Island—0.1%
10,000	RI Clean Water Finance Agency[1]	4.500	10/01/2022	10/01/2022		10,991
50,000	RI Economic Devel. Corp. (University of Rhode Island Steam Generation Facility)[1]	5.000	11/01/2019	06/30/2019	A	50,148
1,000,000	RI Student Loan Authority[1]	3.250	12/01/2022	12/01/2020	A	1,018,730
155,000	RI Student Loan Authority[1]	4.100	12/01/2019	06/30/2019	A	155,370
						1,235,239
South Carolina—1.4%
620,000	Florence-Darlington, SC Commission for Technical Education[1]	5.000	03/01/2028	09/01/2023	A	684,492
10,000	Greenville County, SC Special Source[1]	4.000	04/01/2020	06/30/2019	A	10,020
25,000	SC Jobs-EDA (FMU Student Hsg.)[1]	4.250	08/01/2024	06/30/2019	A	25,039
6,500,000	SC Jobs-EDA (Royal Live Oaks Academy of the Arts & Sciences Charter School)	3.000	08/01/2020	02/01/2020	A	6,520,540
10,000,000	SC Public Service Authority (Santee Cooper) Tender Option Bonds Series 2016-XM0384 Trust[1]	1.670 [3]	06/01/2037	06/12/2019	A	10,000,000
						17,240,091
South Dakota—0.2%
400,000	Minnehaha County, SD1	6.000	12/01/2023	12/01/2020	A	421,760
2,045,000	Minnehaha County, SD COP[1]	2.125	12/01/2020	06/30/2019	A	2,045,798
						2,467,558
Tennessee—0.7%
1,250,000	Bristol, TN Industrial Devel. Board	4.846 [4]	12/01/2019	12/01/2019		1,224,537
1,000,000	Bristol, TN Industrial Devel. Board	4.909 [4]	12/01/2020	12/01/2020		937,550
5,000	Chattanooga, TN GO1	4.000	02/01/2031	06/30/2019	A	5,009
50,000	Columbia, TN Waterworks[1]	5.125	12/01/2022	06/30/2019	A	50,139
475,000	Elizabethton, TN H&EFB (MSHA/ BRMMC/SCCH/NCH Obligated Group)[1]	7.000	07/01/2020	11/20/2019	A	489,297
10,000	Metropolitan Government Nashville & Davidson Counties, TN Electric[1]	4.250	05/15/2023	06/24/2019	A	10,018
3,000,000	TN Energy Acquisition Gas Corp.[1]	2.650	11/01/2020	11/01/2019	A	3,004,380
3,090,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2022	02/01/2022		3,314,890
450,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2019	09/01/2019		453,389

38      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Tennessee (Continued)
$5,000	TN Local Devel. Authority[1]	4.125%	03/01/2023	06/30/2019	A	$5,010
						9,494,219
Texas—15.9%
500,000	Arlington, TX Higher Education Finance Corp. (Leadership Prep School)[1,2]	4.000	06/15/2026	04/25/2021	A	536,185
29,920,000	Austin, TX GO1	5.250	05/15/2025	06/26/2023	B	34,260,794
25,000	Bexar County, TX GO1	4.125	08/15/2019	06/30/2019	A	25,054
1,200,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital[1]	5.000	12/01/2023	12/01/2023		1,297,824
1,865,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital[1]	5.000	12/01/2024	12/01/2024		2,043,163
125,000	Borden County, TX Independent School District[1]	4.250	02/15/2022	06/30/2019	A	125,254
50,000	Borden County, TX Independent School District[1]	4.375	02/15/2023	06/30/2019	A	50,104
300,000	Bridgestone, TX Municipal Utility District[1]	5.500	11/01/2020	11/01/2019	A	304,848
820,000	Brushy Creek, TX Municipal Utility District[1]	4.000	06/01/2021	06/30/2019	A	821,599
50,000	Burney Road, TX Municipal Utility District-Fort Bend County[1]	4.000	09/01/2024	06/30/2019	A	50,104
665,000	Clifton, TX Higher Education Finance Corp. (International American Education Federation)	5.000	08/15/2021	08/15/2021		688,880
41,075,000	Denton, TX Independent School District[1]	2.000 [3]	08/01/2044	08/01/2019	C	41,104,985
675,000	El Paso County, TX Hospital District COP[1]	5.000	08/15/2025	08/15/2023	A	746,408
1,785,000	Fort Bend County, TX Levee Improvement District No. 11, Series 2011[1]	3.625	09/01/2029	06/30/2019	A	1,786,910
1,085,000	Fort Bend County, TX Levee Improvement District No. 11, Series 2008[1]	4.050	09/01/2027	06/30/2019	A	1,087,409
495,000	Fort Bend County, TX Municipal Utility District No. 116, Series 2012[1]	3.000	09/01/2019	09/01/2019		496,520
515,000	Fort Bend County, TX Municipal Utility District No. 118, Series 2012[1]	3.000	09/01/2019	09/01/2019		516,720
210,000	Fort Bend County, TX Municipal Utility District No. 118, Series 2013[1]	3.000	09/01/2019	09/01/2019		210,701

39      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$210,000	Fort Bend County, TX Municipal Utility District No. 121, Series 2012A1	3.000%	09/01/2019	09/01/2019		$210,680
140,000	Fort Bend County, TX Municipal Utility District No. 138, Series 2015[1]	2.000	09/01/2019	09/01/2019		140,153
70,000	Fort Bend County, TX Municipal Utility District No. 146, Series 2011A1	4.000	09/01/2026	09/01/2019	A	70,436
115,000	Fort Bend County, TX Municipal Utility District No. 171[1]	5.000	09/01/2019	09/01/2019		115,930
300,000	Fort Bend County, TX Municipal Utility District No. 30, Series 2012[1]	3.000	09/01/2019	09/01/2019		300,930
20,000	Fort Bend County, TX Municipal Utility District No. 30, Series 2010[1]	4.000	09/01/2019	06/30/2019	A	20,034
235,000	Fort Bend County, TX Municipal Utility District No. 34, Series 2012[1]	2.000	09/01/2019	09/01/2019		235,113
120,000	Fort Bend County, TX Municipal Utility District No. 34, Series 2015[1]	2.000	09/01/2019	09/01/2019		120,058
275,000	Garland, TX Independent School District[1]	3.000	02/15/2020	06/30/2019	A	275,374
650,000	Grant Road, TX Public Utility District[1]	3.000	10/01/2019	10/01/2019		652,541
20,000	Gregory-Portland, TX Independent School District[1]	4.000	08/15/2024	06/30/2019	A	20,045
530,000	Harris County, TX Cultural Education Facilities Finance Corp. (TXCH/TXCHF Obligated Group)[1]	5.000	10/01/2029	10/01/2019	A	535,735
50,000	Harris County, TX Flood Control District[1]	5.000	10/01/2020	06/30/2019	A	50,631
535,000	Harris County, TX Flood Control District[1]	5.000	10/01/2023	06/30/2019	A	541,746
405,000	Harris County, TX Fresh Water Supply District No. 61[1]	3.000	09/01/2019	09/01/2019		406,373
615,000	Harris County, TX Municipal Utility District No. 105[1]	4.000	03/01/2027	06/06/2019	A	615,086
350,000	Harris County, TX Municipal Utility District No. 151[1]	2.000	09/01/2019	09/01/2019		350,430
340,000	Harris County, TX Municipal Utility District No. 151[1]	3.000	09/01/2019	09/01/2019		341,234
330,000	Harris County, TX Municipal Utility District No. 151[1]	4.000	09/01/2020	09/01/2019	A	331,967
250,000	Harris County, TX Municipal Utility District No. 222[1]	2.000	09/01/2019	09/01/2019		250,265
605,000	Harris County, TX Municipal Utility District No. 276[1]	3.000	09/01/2019	09/01/2019		606,742
410,000	Harris County, TX Municipal Utility District No. 290[1]	3.000	09/01/2026	09/01/2020	A	414,231

40      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$915,000	Harris County, TX Municipal Utility District No. 367[1]	3.500%	09/01/2019	09/01/2019		$919,374
590,000	Harris County, TX Municipal Utility District No. 370[1]	2.750	12/01/2019	12/01/2019		593,658
345,000	Harris County, TX Municipal Utility District No. 372[1]	3.500	09/01/2019	09/01/2019		346,408
2,510,000	Harris County, TX Municipal Utility District No. 53[1]	2.000	09/01/2019	09/01/2019		2,513,464
235,000	Harris County, TX Municipal Utility District No. 70[1]	2.000	10/01/2019	10/01/2019		235,338
325,000	Harris County, TX Water Control & Improvement District No. 110[1]	3.000	09/01/2019	09/01/2019		326,024
275,000	Harris County, TX Water Control & Improvement District No. 89[1]	4.000	10/01/2019	06/30/2019	A	275,492
10,000	Hutchins, TX GO1	4.000	02/15/2025	06/30/2019	A	10,021
250,000	Lubbock, TX Independent School District[1]	4.000	02/15/2020	06/30/2019	A	250,520
140,000	Maverick County, TX GO COP[1]	5.000	03/01/2020	06/30/2019	A	140,461
365,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University - Collegiate Hsg. San Antonio I)[1]	5.000	04/01/2022	04/01/2022		379,589
385,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University - Collegiate Hsg. San Antonio I)[1]	5.000	04/01/2023	04/01/2023		404,924
405,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University - Collegiate Hsg. San Antonio I)[1]	5.000	04/01/2024	04/01/2024		429,519
6,570,000	North Central TX HFDC (Presbyterian Healthcare)[1,2]	5.750	06/01/2026	08/22/2023	B	7,585,919
10,000	North TX Municipal Water District (Parker Creek)[1,2]	5.125	06/01/2023	06/25/2019	A	10,033
365,000	Northeast Travis County, TX Utility District[1]	3.000	09/01/2020	09/01/2019	A	366,201
25,000	Northpointe, TX Water Control & Improvement District No. 96[1]	4.250	09/01/2027	06/30/2019	A	25,045
80,000	Red River, TX Health Facilities Devel. Corp. (Wichita Falls Retirement Foundation)[1]	4.700	01/01/2022	01/12/2021	B	82,508
10,000	Remington, TX Municipal Utility District No. 1[1]	4.000	09/01/2024	06/30/2019	A	10,018
490,000	Robstown, TX GO COP	3.345 [4]	03/01/2024	03/01/2024		426,535
100,000	Round Rock, TX GO1	4.000	08/15/2024	08/15/2019	A	100,518

41      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$150,000	Rowlett, TX Special Assessment (Bayside Public Improvement District)[1]	4.900%	09/15/2024	10/23/2022	B	$146,204
50,000	San Antonio, TX Airport System[1]	5.250	07/01/2032	06/30/2019	A	50,912
205,000	Seguin, TX GO COP[1]	4.000	09/01/2024	09/01/2019	A	206,031
300,000	Sienna Plantation, TX Municipal Utility Distron No. 2[1]	2.000	10/01/2019	10/01/2019		300,528
50,000	Southlake, TX GO1	4.000	02/15/2020	07/08/2019	A	50,124
130,000	Spencer Road, TX Public Utility District[1]	2.000	09/01/2019	09/01/2019		130,186
960,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)[1]	3.875	11/15/2022	06/30/2019	A	960,394
10,275,000	Texas City, TX Industrial Devel. Corp. (ARCO Pipe Line Co.)[1]	7.375	10/01/2020	10/01/2020		11,036,789
795,000	Timber Lane, TX Utility District[1]	3.000	08/01/2020	08/01/2019	A	796,685
10,000,000	TX GO	4.000	08/29/2019	08/29/2019		10,060,100
29,075,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	12/10/2023	B	34,090,147
31,035,000	TX Municipal Gas Acquisition & Supply Corp. II [MUNIPSA+55][1]	1.970 [6]	09/15/2027	07/24/2019	A	30,551,475
1,000,000	TX Municipal Gas Acquisition & Supply Corp. III[1]	5.000	12/15/2020	12/15/2020		1,046,620
3,000,000	TX SA Energy Acquisition Public Facility Corp. (Gas Supply)[1]	5.500	08/01/2020	08/01/2020		3,114,930
50,000	TX Womans University[1]	4.375	07/01/2029	07/01/2019	A	50,124
100,000	Williamson County, TX Municipal Utility District No. 13[1]	4.750	08/15/2019	08/15/2019		100,585
10,000	Woodlands Township, TX GO1	4.000	03/01/2028	06/30/2019	A	10,017
						200,892,616

Utah—1.6%
20,180,000	Murray City, UT Hospital (IHC Health Services)[1]	2.220 [3]	05/15/2036	06/03/2019	A	20,180,000
10,000	UT Associated Municipal Power Systems[1]	4.250	06/01/2020	06/30/2019	A	10,021
25,000	Washington County, UT Water Conservancy District[1]	4.000	10/01/2020	06/30/2019	A	25,054
						20,215,075

Vermont—0.0%
200,000	Burlington, VT GO1	5.000	11/01/2021	11/01/2021		215,242

Virginia—0.5%
20,000	Bristol, VA GO1	4.250	07/15/2025	06/30/2019	A	20,049
50,000	Bristol, VA GO1	4.250	07/15/2026	06/30/2019	A	50,123
30,000	Bristol, VA Utility System[1]	5.000	07/15/2021	07/27/2020	B	31,084
275,000	Fairfax County, VA IDA (IHS/IHSF/ IHCS/LHCtr Obligated Group)[1]	5.250	08/15/2019	08/15/2019		277,060

42      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Virginia (Continued)
$5,000	Manassas Park, VA GO1	5.000%	01/01/2022	06/30/2019	A	$5,014
190,000	Upper Occoquan, VA Sewage Authority[1]	5.150	07/01/2020	01/05/2020	B	193,958
5,250,000	Upper Occoquan, VA Sewage Authority[1]	5.150	07/01/2020	01/05/2020	B	5,359,357
						5,936,645

Washington—0.4%
700,000	Central Puget Sound, WA Regional Transit Authority[1]	5.250	02/01/2021	08/07/2020	B	731,045
1,000,000	Grays Harbor County, WA Public Hospital District No. 1[1]	3.000	08/01/2019	06/19/2019	A	1,000,070
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	06/30/2019	A	25,008
5,000	King & Snohomish Counties, WA School District No. 417 (Northshore)[1]	4.250	12/01/2021	06/30/2019	A	5,011
290,000	Snohomish County, WA Public Utility District No. 1[1]	6.800	01/01/2020	01/01/2020		298,984
3,205,000	WA GO1	5.000	07/01/2023	07/01/2023		3,657,706
20,000	Yakima, WA Irrigation System[1]	4.500	09/01/2024	06/30/2019	A	20,052
						5,737,876

West Virginia—0.2%
2,200,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.125	09/01/2023	09/01/2019	A	2,219,360

Wisconsin—0.7%
3,360,000	Southeast WI Professional
	Baseball Park District[1]	5.500	12/15/2026	12/30/2025	B	4,118,957
635,000	West DePere, WI School District[1]	2.250	10/01/2022	10/01/2020	A	640,163
165,000	West DePere, WI School District[1]	2.600	10/01/2025	10/01/2020	A	166,884
1,585,000	WI Center District[1]	5.250	12/15/2023	07/28/2022	B	1,752,851
1,190,000	WI Public Finance Authority (Gardner-Webb University)	5.000	07/01/2019	07/01/2019		1,191,571
160,000	WI Public Finance Authority Charter School (Voyager Foundation)[1]	4.125	10/01/2024	10/27/2021	A	166,496
800,000	WI Public Finance Authority Higher Education Facilities (Wittenberg University)[1]	4.000	12/01/2020	12/01/2020		810,528
405,000	WI Public Financing Authority Multifamily Hsg. (Trinity-Eagle’s Point)[1,2]	4.000	01/01/2024	11/05/2021	B	414,813
						9,262,263

43      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal Amount	Coupon	Maturity	Effective Maturity*	Value
Wisconsin (Continued)
Total Investments, at Value (Cost $1,207,218,937)—96.5%				$1,221,567,335
Net Other Assets (Liabilities)—3.5				44,663,479

Net Assets—100.0%				$1,266,230,814

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 1 of the accompanying Notes.

3. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

4. Zero coupon bond reflects effective yield on the original acquisition date.

5. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

6. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.

9. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

AHlthS	Allen Health Systems
ALIA	Alliance of Long Island Agencies
AMemH	Allen Memorial Hospital
BHF	Baptist Health Floyd
BRMMC	Blue Ridge Medical Management Corporation
CDA	Communities Devel. Authority
CIHC	Central Iowa Hospital Corp.
CIHP	Central Iowa Health Properties
CIHS	Central Iowa Health System
COP	Certificates of Participation
DA	Dormitory Authority
DHR	Department of Human Resources
DRMCH	Downey Regional Medical Center Hospital
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
FinH	Finley Hospital
FMU	Francis Marion University
FTSHG	Finley Tri-States Health Group

44      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

FVO	FV Operations
FVSC	Friendship Village of South County
FVSL	Friendship Village St. Louis
FVWC	Friendship Village of West County
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
IC	Interhealth Corporation
ICE LIBOR	Intercontinental Exchange Benchmark Administration-London Interbank Offered Rate
IDA	Industrial Devel. Agency
IHC	Intermountain Health Care
IHCS	Inova Health Care Services
IHS	Iowa Health System
IHSF	Inova Health System Foundation
IMC	IHC Management Corporation
JFK	John Fitzgerald Kennedy
LHCtr	Loudoon Hospital Center
LVHM	Lehigh Valley Hospital-Muhlenberg
LVHN	Lehigh Valley Health Network
LVlyH	Lehigh Valley Hospital
MerH	Meriter Hospital
MerHS	Meriter Health Services
MHlthSC	Methodist Health Services Corp.
MMCI	Methodist Medical Center of Illinois
MSA	Math & Science Academy
MSHA	Mountain State Health Alliance
MTA	Metropolitan Transportation Authority
MUNIPSA	SIFMA Municipal Swap Index Yield
NCATSU	North Carolina Agricultural & Technical State University
NCH	Norton Community Hospital
NIHC	Northwest Iowa Hospital Corp.
NPHC	Northeastern Pennsylvania Health Corp.
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PFA	Public Financing Authority
PHSys	Pocono Health System
PIH	Presbyterian Intercommunity Hospital
PMCtr	Pocono Medical Center
ProcH	Proctor Hospital
ProcHC	Proctor Health Care
PSCH	Professional Service Centers for the Handicapped, Inc.
Res Rec	Resource Recovery Facility

45      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

RRMC	Renown Regional Medical Center
RSMMC	Renown South Meadows Medical Center
RTCS	Renown Transitional Care Services
SCCH	Smyth County Community Hospital
SLHlth	St. Luke’s Healthcare
SLHR	St. Luke’s Health Resources
SLHS	St. Luke’s Health System
SLMHC	St. Luke’s Methodist Hospital Corp.
SMCSJS	Schuylkill Medical Center South Jackson Street
SPEARS	Short Puttable Exempt Adjustable Receipts
SRehC	Simpson Retirement Communities
SRMC	Schuylkill Regional Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
TMCT	Trinity Medical Center-Terrace
TRHS	Trinity Regional Health System
TRMC	Trinity Regional Medical Center
TXCH	Texas Children’s Hospital
TXCHF	Texas Children’s Hospital Foundation
UAH	Unitypoint @ Home
UCH	UC Health
UCHS	UC Healthcare System
UCMC	University of Cincinnati Medical Center
UCPC	University of Cincinnati Physicians Company
UDC	Urban Development Corporation
UNCA	University of North Carolina at Asheville
UNCC	University of North Carolina at Charlotte
UNCG	University of North Carolina at Greensboro
UNCW	University of North Carolina at Wilmington
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USDA	U.S. Department of Agriculture
WCHosp	West Chester Hospital
WSP	West St. Paul

See accompanying Notes to Financial Statements.

46      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES May 31, 2019

Assets
Investments, at value (cost $1,207,218,937)—see accompanying statement of investments	$1,221,567,335
Cash	35,479,833
Receivables and other assets:
Interest	13,219,390
Investments sold on a when-issued or delayed delivery basis	10,758,976
Shares of beneficial interest sold	1,560,513
Other	441,577

Total assets	1,283,027,624
Liabilities
Payables and other liabilities:
Payable for borrowings (Note 8)	14,100,000
Shares of beneficial interest redeemed	2,185,185
Dividends	157,592
Distribution and service plan fees	152,543
Transfer and shareholder servicing agent fees	102,979
Trustees’ compensation	20,782
Management fees	14,305
Shareholder communications	11,250
Interest expense on borrowings	1,958
Other	50,216

Total liabilities	16,796,810
Net Assets	$1,266,230,814

Composition of Net Assets
Shares of beneficial interest	$1,263,971,299
Total distributable earnings	2,259,515

Net Assets	$1,266,230,814

47      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $402,504,131 and 107,275,837 shares of beneficial interest outstanding)	$3.75
Maximum offering price per share (net asset value plus sales charge of 2.50% of offering price)	$3.85

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $77,492,986 and 20,656,338 shares of beneficial interest outstanding)	$3.75

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $786,223,690 and 209,546,491 shares of beneficial interest outstanding)	$3.75

Class R6 Shares:
Net asset value, redemption price and offering price per share (based on net assets of $10,007 and 2,667 shares of beneficial interest outstanding)	$3.75

See accompanying Notes to Financial Statements.

48      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT

OF OPERATIONS For the Year Ended May 31, 2019

Investment Income
Interest	$32,002,501
Expenses
Management fees	4,920,700
Administration fees	1,903
Distribution and service plan fees:
Class A	1,022,628
Class C	835,397
Transfer and shareholder servicing agent fees:
Class A	410,510
Class C	83,338
Class Y	687,852
Shareholder communications:
Class A	9,225
Class C	5,062
Class Y	28,288
Borrowing fees	836,267
Interest expense on borrowings	56,115
Custodian fees and expenses	17,885
Trustees’ compensation	17,347
Other	82,736

Total expenses	9,015,253
Net Investment Income	22,987,248
Realized and Unrealized Gain (Loss)
Net realized loss on investment transactions	(2,288,743)
Net change in unrealized appreciation/(depreciation) on investment transactions	13,150,258
Net Increase in Net Assets Resulting from Operations	$33,848,763

See accompanying Notes to Financial Statements.

49      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31, 2019	Year Ended May 31, 2018
Operations
Net investment income	$22,987,248	$20,442,180
Net realized loss	(2,288,743)	(2,893,431)
Net change in unrealized appreciation/(depreciation)	13,150,258	(7,641,120)

Net increase in net assets resulting from operations	33,848,763	9,907,629

Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	(7,838,017)	(7,491,930)
Class C	(960,175)	(974,990)
Class Y	(14,819,567)	(10,875,260)
Class R6	(2)	—

Total dividends and distributions declared	(23,617,761)	(19,342,180)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(14,219,864)	1,283,215
Class C	(13,930,941)	(13,590,596)
Class Y	185,259,304	111,625,373
Class R6	10,000	—

Total beneficial interest transactions	157,118,499	99,317,992

Net Assets
Total increase	167,349,501	89,883,441
Beginning of period	1,098,881,313	1,008,997,872

End of period	$1,266,230,814	$1,098,881,313

See accompanying Notes to Financial Statements.

50      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 29, 2015	[1]
Per Share Operating Data
Net asset value, beginning of period	$3.72	$3.75	$3.75	$3.74	$3.76
Income (loss) from investment operations:
Net investment income[2]	0.07	0.07	0.06	0.07	0.07
Net realized and unrealized gain (loss)	0.03	(0.04)	0.00	0.01	(0.02)

Total from investment operations	0.10	0.03	0.06	0.08	0.05
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.07)	(0.06)	(0.06)	(0.07)	(0.07)
Net asset value, end of period	$3.75	$3.72	$3.75	$3.75	$3.74

Total Return, at Net Asset Value[3]	2.74%	0.94%	1.54%	2.19%	1.39%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$402,504	$413,457	$415,924	$401,211	$277,507
Average net assets (in thousands)	$411,521	$431,418	$430,013	$343,886	$266,606
Ratios to average net assets:[4]
Net investment income	1.85%	1.84%	1.55%	1.78%	1.97%
Expenses excluding specific expenses listed below	0.77%	0.79%	0.79%	0.80%	0.81%
Interest and fees from borrowings	0.08%	0.07%	0.06%	0.03%	0.05%

Total expenses	0.85%	0.86%	0.85%	0.83%	0.86%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.85%	0.86%	0.85%	0.83%	0.86%
Portfolio turnover rate	69%	80%	65%	51%	58%

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

51      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 29, 2015[1]
Per Share Operating Data
Net asset value, beginning of period	$3.72	$3.75	$3.75	$3.74	$3.76
Income (loss) from investment operations:
Net investment income[2]	0.04	0.04	0.03	0.04	0.05
Net realized and unrealized gain (loss)	0.03	(0.03)	0.00	0.01	(0.03)

Total from investment operations	0.07	0.01	0.03	0.05	0.02
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)	(0.04)	(0.03)	(0.04)	(0.04)
Net asset value, end of period	$3.75	$3.72	$3.75	$3.75	$3.74

Total Return, at Net Asset Value[3]	1.97%	0.18%	0.78%	1.43%	0.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$77,493	$90,796	$105,243	$102,888	$65,412
Average net assets (in thousands)	$83,507	$99,420	$109,641	$82,289	$59,997
Ratios to average net assets:[4]
Net investment income	1.09%	1.09%	0.80%	1.02%	1.21%
Expenses excluding specific expenses listed below	1.53%	1.54%	1.54%	1.56%	1.57%
Interest and fees from borrowings	0.08%	0.07%	0.06%	0.03%	0.05%

Total expenses	1.61%	1.61%	1.60%	1.59%	1.62%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.61%	1.61%	1.60%	1.59%	1.62%[5]
Portfolio turnover rate	69%	80%	65%	51%	58%

1.	Represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
5.	Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

52      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Class Y	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 29, 2015	[1]
Per Share Operating Data
Net asset value, beginning of period	$3.72	$3.75	$3.76	$3.74	$3.76
Income (loss) from investment operations:
Net investment income[2]	0.08	0.08	0.07	0.08	0.08
Net realized and unrealized gain (loss)	0.03	(0.04)	(0.01)	0.02	(0.02)

Total from investment operations	0.11	0.04	0.06	0.10	0.06
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.08)	(0.07)	(0.07)	(0.08)	(0.08)
Net asset value, end of period	$3.75	$3.72	$3.75	$3.76	$3.74

Total Return, at Net Asset Value[3]	3.00%	1.19%	1.52%	2.72%	1.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$786,224	$594,628	$487,831	$347,680	$281,883
Average net assets (in thousands)	$690,733	$545,355	$432,229	$302,602	$143,236
Ratios to average net assets:[4]
Net investment income	2.09%	2.09%	1.80%	2.02%	2.16%
Expenses excluding specific expenses listed below	0.52%	0.54%	0.54%	0.55%	0.56%
Interest and fees from borrowings	0.08%	0.07%	0.06%	0.03%	0.05%

Total expenses	0.60%	0.61%	0.60%	0.58%	0.61%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.60%	0.61%	0.60%	0.58%	0.61%[5]
Portfolio turnover rate	69%	80%	65%	51%	58%

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

53      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class R6	Period Ended May 31, 2019[1]
Per Share Operating Data
Net asset value, beginning of period	$3.75
Income (loss) from investment operations:
Net investment income[2]	0.00[3]
Net realized and unrealized loss	0.00[3]

Total from investment operations	0.00[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)[3]
Net asset value, end of period	$3.75

Total Return, at Net Asset Value[4]	2.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10
Average net assets (in thousands)	$10
Ratios to average net assets:[5]
Net investment income	2.20%
Expenses excluding specific expenses listed below	0.42%
Interest and fees from borrowings	0.08%

Total expenses	0.50%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.50%
Portfolio turnover rate	69%

1. For the period from after the close of business on May 24, 2019 (inception of offering) to May 31, 2019.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

54      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS May 31, 2019

Note 1 – Significant Accounting Policies

Invesco Oppenheimer Short Term Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

Prior to the close of business on May 24, 2019, the Fund operated as Oppenheimer Short Term Municipal Fund (the “Acquired Fund” or “Predecessor Fund”). The Acquired Fund was reorganized after the close of business on May 24, 2019 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).

Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class C, and Class Y shares received the corresponding class of shares of the Fund. Class R6 shares commenced operations on the Reorganization Date.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y, and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision

55      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued

of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.  Securities Transactions and Investment Income- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

56      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions- Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.
E.	Federal Income Taxes- The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended May 31, 2019, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Undistributed Net Investment Income	Undistributed Long-Term Gain	Accumulated Loss Carryforward[1,2,3]	Net Unrealized Appreciation Based on cost of Securities and Other Investments for Federal Income Tax Purposes
$1,092,020	$—	$12,761,282	$14,111,349

57      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued

1. At period end, the Fund had $12,761,282 of net capital loss carryforward available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryovers with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring
No expiration	$12,761,282

2. During the reporting period, the Fund did not utilize any capital loss carryforward.

3. During the previous reporting period, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the reporting periods:

	Year Ended May 31, 2019	Year Ended May 31, 2018
Distributions paid from:
Exempt-interest dividends	$23,274,633	$19,308,473
Ordinary income	343,128	33,707

Total	$23,617,761	$19,342,180

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,207,455,986

Gross unrealized appreciation	$16,187,987
Gross unrealized depreciation	(2,076,638)

Net unrealized appreciation	$14,111,349

F.  Expenses- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates- The financial statements are prepared on a basis in conformity

58      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.  Indemnifications- Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Securities on a When-Issued or Delayed Delivery Basis- The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on the securities in connection with such transactions prior to the date the Fund actually takes delivery of the securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention on acquiring such securities, they may sell such securities prior to the settlement date.

J.  Other Risks- The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Note 2 – Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate

59      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued

of the Fund’s average daily net assets as follows:

Fee Schedule*
Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Next $500 million	0.400
Next $4 billion	0.370
Over $5 billion	0.350

* The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the year ended May 31, 2019, the effective advisory fees incurred by the Fund was 0.41%.

From the beginning of the fiscal period until the date Reorganization, the Acquired Fund paid $4,822,949 in advisory fees to OFI Global Asset Management, Inc. based on the annual rates above of the Acquired Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

Effective on the Reorganization Date, the Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, and Class R6 shares to 0.79%, 1.54%, 0.54%, and 0.44%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expense after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will be terminated May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

60      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

During the reporting period, the Adviser and OFI Global Asset Management, Inc. did not waive fees and/or reimburse the Fund or Acquired Fund, respectively in relation to this arrangement.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended May 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administration services fees. Additionally, Invesco has entered into service agreements whereby Citibank, N.A. serves as custodian to the Fund. Prior to the Reorganization, the Acquired Fund paid administrative fees to OFI Global Asset Management, Inc.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Prior to the Reorganization, the Acquired Fund paid transfer agent fees to OFI Global Asset Management, Inc. and Shareholder Services, Inc. For the year ended May 31, 2019, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively the “Plan”). The Fund, pursuant to the Class A Plan, reimburses IDI in the an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Prior to the Reorganization, the Acquired Fund paid distribution fees to OppenheimerFunds Distributor, Inc. For the year ended May 31, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended May 31, 2019, IDI advised the Fund that IDI retained $79 in front-end sales commissions from the

61      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued

sale of Class A shares and $- and $65 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. From the beginning of the fiscal year to the date of the Reorganization, OppenheimerFunds Distributor, Inc. retained $30,350 in front-end sales commissions from the sale of Class A shares and $48,066 and $16,785 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 – Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2019, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

62      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Note 4 – Trustees’ and Officer Fees and Benefits

Certain trustees have executed a Deferred Compensation Agreement pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Note 5 – Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Citibank, N.A, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 6 – Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended May 31, 2019 was $866,498,206 and $786,608,918, respectively.

Note 7 – Share Information

Transactions in shares of beneficial interest were as follows:

63      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued

	Year Ended May 31, 2019[1]		Year Ended May 31, 2018
	Shares	Amount	Shares	Amount
Class A
Sold	42,496,264	$158,088,932	54,853,897	$205,355,189
Dividends and/or distributions reinvested	2,077,677	7,737,479	1,927,769	7,207,511
Redeemed	(48,385,562)	(180,046,275)	(56,496,633)	(211,279,485)

Net increase (decrease)	(3,811,621)	$(14,219,864)	285,033	$1,283,215

Class C
Sold	3,612,387	$13,442,110	6,833,905	$25,575,292
Dividends and/or distributions reinvested	258,250	960,175	255,804	956,229
Redeemed	(7,613,944)	(28,333,226)	(10,729,524)	(40,122,117)

Net decrease	(3,743,307)	$(13,930,941)	(3,639,815)	$(13,590,596)

Class Y
Sold	146,563,331	$545,579,704	103,440,434	$386,959,198
Dividends and/or distributions reinvested	3,923,704	14,615,423	2,844,085	10,631,865
Redeemed	(100,691,849)	(374,935,823)	(76,475,938)	(285,965,690)

Net increase	49,795,186	$185,259,304	29,808,581	$111,625,373

Class R6[2]
Sold	2,667	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	2,667	$10,000	—	$—

1. There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 67% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including, but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

2. Commencement date of after the close of business on May 24, 2019.

Note 8 – Borrowings

Borrowings- The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

64      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Invesco Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.5 billion, collectively, by the Invesco Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.4999% at period end). The Fund pays additional fees monthly to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the reporting period equal 0.05% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

At period end, the Fund had borrowings outstanding at an interest rate of 2.4999%.

Details of the borrowings for the reporting period are as follows:

Average Daily Loan Balance	$2,333,699
Average Daily Interest Rate	2.374%
Fees Paid	$698,917
Interest Paid	$63,530

Reverse Repurchase Agreements- The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Acquired Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty”) which enabled it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Acquired Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Acquired

65      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued

Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Acquired Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Acquired Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Acquired Fund’s participation in the Facility during the reporting period are included in expenses on the Acquired Fund’s Statement of Operations and equal 0.03% of the Acquired Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare each Wednesday as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the reporting period.

Details of reverse repurchase agreement transactions for the reporting period are as follows:

Fees Paid	$260,891

66      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Counselor Series Trust (Invesco Counselor Series Trust) and Shareholders of Invesco Oppenheimer Short Term Municipal Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Invesco Oppenheimer Short Term Municipal Fund (one of the funds constituting AIM Counselor Series Trust (Invesco Counselor Series Trust), referred to hereafter as the “Fund”) as of May 31, 2019, the related statements of operations and of changes in net assets, including the related notes, and the financial highlights for the year ended May 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, and the results of its operations, changes in its net assets and the financial highlights for the year ended May 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of Invesco Oppenheimer Short Term Municipal Fund (formerly known as Oppenheimer Short Term Municipal Fund) as of and for the year ended May 31, 2018 and the financial highlights for each of the periods ended on or prior to May 31, 2018 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated July 25, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas

July 30, 2019

We have served as the auditor of one or more investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

67      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal periods ending after May 24, 2019. Prior to the close of business on May 24, 2019, the Predecessor Fund was a separate series of an unaffiliated investment company and its financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”).

Effective after the close of business on May 24, 2019, the Prior Auditor resigned as the independent registered public accounting firm of the Fund. The Prior Auditor’s report on the financial statements of the Predecessor Fund for the past two fiscal years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Predecessor Fund’s two most recent fiscal years and through the close of business on May 24, 2019, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report; or (2) “reportable events,” as that term is defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

68      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION Unaudited

In early 2019, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2018.

None of the dividends paid by the Fund during the reporting period are eligible for the corporate dividend-received deduction. 98.55% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

69      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY

CONTRACTS Unaudited

At meetings held on December 14, 2018, the Board of Trustees (the Board or the Trustees) of AIM Counselor Series Trust (Invesco Counselor Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved (i) an amendment to the Trust’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) to add Invesco Oppenheimer Short Term Municipal Fund (the Fund), (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. to add the Fund, (iii) an amendment to the separate sub-advisory contract with Invesco Capital Management LLC to add the Fund, (iv) an amendment to the separate sub-advisory contract with Invesco Asset Management (India) Private Limited to add the Fund, and (v) an initial sub-advisory contract with OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts). Additionally, on March 26, 2019, the Board re-approved an initial sub-advisory contract with OppenheimerFunds, Inc. following its change of control as a result of the acquisition of OppenheimerFunds, Inc. and its subsidiaries, including the Oppenheimer mutual funds (each, an Oppenheimer Fund), by Invesco Ltd. (the OFI Transaction). After evaluating the factors discussed below, among others, the Board approved the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board noted that it had previously approved establishing the Fund at the Board meeting held on October 23, 2018 and that the Fund was formed to acquire the assets and liabilities of an Oppenheimer Fund (the Acquired Fund) with the same investment objective and substantially similar principal investment strategies and risks At the time of approval, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or any of the Affiliated Sub-Advisers except OppenheimerFunds, Inc., which was not affiliated with Invesco at that time.

In approving the investment advisory agreement and sub-advisory contracts, the Board followed a process similar to the process that it follows in annually reviewing and approving investment advisory agreements and sub-advisory contracts for the series portfolios of funds advised by Invesco Advisers and considered the information provided in the most recent annual review process for those funds as well as the information provided with respect to the Fund. As part of the approval process, the Board reviewed and considered information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board reviewed comparative investment performance and fee data prepared by Invesco Advisers and an independent mutual fund data provider. The Board was assisted in its review by the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees, and by independent legal counsel.

The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory

70      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of December 14, 2018 and March 26, 2019 for the sub-advisory contract with OppenheimerFunds, Inc.

Factors and Conclusions and Summary of Independent Written Fee Evaluation A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who will provide these services. The Board’s review included consideration of the investment process oversight and structure, credit analysis and investment risk management to be employed in providing advisory services to the Fund. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds and will provide to the Fund, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds, including the Fund, following the OFI Transaction. The Board concluded that the nature, extent and quality of the services to be provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B. Fund Investment Performance

The Board noted that the Fund would continue the historical performance information of the Acquired Fund following the consummation of the OFI Transaction. The Board considered

71      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY

CONTRACTS Unaudited / Continued

the performance of the Acquired Fund and the fact that, at the closing of the OFI Transaction, management anticipates that the Fund will be managed pursuant to substantially similar investment strategies and by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub- Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Morningstar performance universe and against the Fund’s benchmark index. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C. Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Morningstar expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for at least two years from the closing date of the OFI Transaction in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2018.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund will share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E. Profitability and Financial Resources

The Board reviewed information from the 2018 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology

72      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers will continue to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Invesco Funds, and the profits estimated to be realized by the Fund, to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F. Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees to be received for providing administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub- Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund will not execute brokerage transaction through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers will receive from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees to be received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

73      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

74      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Invesco Oppenheimer Short Term Municipal Fund	1/22/19	70.2%	0.0%	29.8%
Invesco Oppenheimer Short Term Municipal Fund	2/19/19	84.4%	0.0%	15.6%
Invesco Oppenheimer Short Term Municipal Fund	4/23/19	93.9%	0.0%	6.1%

75      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SHAREHOLDER PROXY Unaudited

A Special Meeting (“Meeting”) of Shareholders of Invesco Oppenheimer Short Term Municipal Fund was held on May 17, 2019. The Meeting was held for the following purpose:

(1) Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer Short Term Municipal Fund into Invesco Oppenheimer Short Term Municipal Fund.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization	153,614,610	2,117,047	20,111,285	0

76      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited

The address of each trustee and officer is AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Information below is as of June 10, 2019.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
INTERESTED PERSONS
Martin L. Flanagan [1] — 1960 Trustee and Vice Chair	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	241	None

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor [2] — 1954 Trustee	2006	Vice Chair, Invesco Ltd.; Director, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, The Invesco Funds	241	None

		Formerly: Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered

1 Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

2 Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of Invesco Ltd., ultimate parent of the Adviser.

77      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
INTERESTED PERSONS (CONTINUED)

Philip A. Taylor (Continued)

investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./ Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./ Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc.

78      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
INTERESTED PERSONS (CONTINUED)

Philip A. Taylor (Continued)		(general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

79      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES

Bruce L. Crockett – 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	241	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)

David C. Arch – 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	241	Board member of the Illinois Manufacturers’ Association

Beth Ann Brown [3] – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts; Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	225

Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, of Acton Shapleigh Youth Conservation Corps (non -profit); and Vice President and Director of Grahamtastic Connection (non- profit)

Jack M. Fields – 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry	241	None

3 Mss. Brown and Krentzman and Messrs. Motley, Vandivort and Vaughn were appointed as Trustees of the Trust effective June 10, 2019.

80      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (CONTINUED)
Jack M. Fields (Continued)		company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives
Cynthia Hostetler —1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	241

Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)

Eli Jones – 1961 Trustee	2016	Professor and Dean, Mays Business School - Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	241	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman [3] –1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP.; Advisory Board Member of the	225	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member

81      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (CONTINUED)
Elizabeth Krentzman (Continued)		Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds
Anthony J. LaCava, Jr. –1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank and Managing Partner, KPMG LLP	241	Chairman of the Audit Committee, Blue Hills Bank; Chairman of the Business Advisory Council, Bentley University; Chairman of the Audit and Finance Committee and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2003	Retired Co-Owner & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)	241	None
Joel W. Motley [3] – 1952 Trustee	2019

Director of Office of Finance Federal Home Loan Bank; Member of the Vestry of Trinity Wall Street; Managing Director of Carmona Motley Hoffman Inc. (privately held financial advisor); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			225	Director of Greenwall Foundation; Member of Board and Investment Committee of The Greenwall Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	241	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)

82      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (CONTINUED)
Ann Barnett Stern – 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	241	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. – 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	241	None
Robert C. Troccoli – 1949 Trustee	2016	Formerly: Adjunct Professor, University of Denver – Daniels College of Business, Senior Partner, KPMG LLP	241	None
Daniel S. Vandivort [3] –1954 Trustee	2019	Treasurer, Chairman of the Audit and Finance Committee, and Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management). Formerly: Trustee and Governance Chair, Board of Trustees (New York), Oppenheimer Funds	225	Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds
James D. Vaughn [3] – 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network; and Trustee of certain Oppenheimer Funds	225	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement
Christopher L. Wilson –1957 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios);		ISO New England, Inc. (non-profit organization managing regional electricity market)

83      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (CONTINUED)
Christopher L. Wilson (Continued)		Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments

84      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
OTHER OFFICERS
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange- Traded Self-Indexed Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018	Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco	N/A	N/A

85      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
OTHER OFFICERS (CONTINUED)
Jeffrey H. Kupor (Continued)

India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange- Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC; Secretary and Vice President, Jemstep, Inc.

Formerly: Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.;

			N/A	N/A

86      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
OTHER OFFICERS (CONTINUED)
Andrew R. Schlossberg (Continued)		Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Invesco Canada Funds Advisory Board Member; Director, President Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./ Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent)

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset

			N/A	N/A

87      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
OTHER OFFICERS (CONTINUED)
John M. Zerr (Continued)		Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange- Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A

88      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
OTHER OFFICERS (CONTINUED)
Kelli Gallegos – 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange- Traded Self-Indexed Fund Trust; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer – Pooled Investments, Invesco Capital Management LLC

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange- Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange- Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A

89      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
OTHER OFFICERS (CONTINUED)
Robert R. Leveille – 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021
Counsel to the Fund	Counsel to the	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Citibank, N.A. 111 Wall Street New York, NY 10005

90      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

INVESCO’S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the “Website”). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as “we” or “Invesco” in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

91      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

INVESCO’S PRIVACY NOTICE Continued

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services (“Providers”). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The “Help” section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

92      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children’s Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE

Atlanta, GA 30309

By phone:

(404) 439-3236

By fax:

(404) 962-8288

By email:

Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

93      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

INVESCO’S PRIVACY NOTICE Continued

●	Request that we amend, rectify, delete or update the personal data we hold about you;

●	Where possible (e.g. in relation to marketing) amend or update your choices around processing;

●	Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

94      INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

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With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-STM-AR-1 07262019

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial experts are David C. Arch, Bruce L. Crockett, Cynthia Hostetler, Elizabeth Krentzman, Anthony J. LaCava, Jr., Teresa M. Ressel, Raymond Stickel, Jr. Robert C. Troccoli and James Vaughn. David C. Arch, Bruce L. Crockett, Cynthia Hostetler, Elizabeth Krentzman, Anthony J. LaCava, Jr., Teresa M. Ressel, Raymond Stickel, Jr. Robert C. Troccoli and James Vaughn are “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PwC informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. On June 18, 2019, the SEC adopted amendments to the Loan Rule (the “Amendments”) addressing many of the issues that led to the issuance of the no-action letter. The Amendments become effective and supersede the no-action letter on October 3, 2019, 90 days after publication in the Federal Register. In connection with prior independence determinations, PwC communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PwC is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PwC also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PwC concluded that PwC could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

    If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of the Amendments.

On May 24, 2019, certain investment advisor subsidiaries of Invesco Ltd. assumed management responsibility from Oppenheimer Funds, Inc. (“OFI”) for 83 open-end mutual funds and 20 exchange-traded funds (collectively, the “Oppenheimer Funds”). Assumption of management responsibility for the Oppenheimer Funds was accomplished through the reorganization of each Oppenheimer Fund into a new Invesco shell fund (collectively, the “New Invesco Funds”) that did not have pre-existing assets (together, the “Reorganizations”). The Reorganizations were part of the acquisition by Invesco Ltd. (together with its subsidiaries, “Invesco”) of the asset management business of OFI (including the Oppenheimer Funds) from Massachusetts Mutual Life Insurance Company (“MassMutual”), which was also consummated on May 24, 2019 (the “Acquisition”). Subsequent to the Acquisition, MassMutual became a significant shareholder of Invesco, and the Invesco Ltd. board of directors expanded by one director with the addition of a director selected by MassMutual.

Prior to the consummation of the Acquisition and the Reorganizations on May 24, 2019, PwC completed an independence assessment to evaluate the services and relationships with OFI and its affiliates, which became affiliates of Invesco upon the closing of the Acquisition. The assessment identified the following relationship and services that are inconsistent with the auditor independence rules under Rule 2-01 of Regulation S-X (“Rule 2-01”) if provided to an affiliate of an audit client. A retired PwC partner who receives a benefit from PwC that is not fully funded, served as a member of Audit Committee of the Boards of Trustees of certain Oppenheimer Funds prior to the Acquisition (the “Pre-Reorganization Relationship”). Additionally, PwC provided certain non-audit services including, expert legal services to one Oppenheimer Fund, custody of client assets in connection with payroll services, a non-audit service performed pursuant to a success-based fee, non-audit services in which PwC acted as an advocate on behalf of a MassMutual foreign affiliate and certain employee activities undertaken in connection with the provision of non-audit services for MassMutual and certain MassMutual foreign affiliates (collectively, the “Pre-Reorganization Services”).

PwC and the Audit Committees of the New Invesco Funds each considered the impact that the Pre-Reorganization Relationship and Services have on PwC’s independence with respect to the New Invesco Funds. On the basis of the nature of the relationship and services performed, and in particular the mitigating factors described below, PwC concluded that a reasonable investor, possessing knowledge of all the relevant facts and circumstances regarding the Pre-Reorganization Relationship and Services, would conclude that the Pre-Reorganization Relationship and Services do not impair PwC’s ability to exhibit the requisite objectivity and impartiality to report on the financial statements of the New Invesco Funds for the years ending May 31, 2019 – April 30, 2020 (“PwC’s Conclusion”).

Separately, the Audit Committees of the Boards of Trustees of the New Invesco Funds, based upon PwC’s Conclusion and the concurrence of Invesco, considered the relevant facts and circumstances including the mitigating factors described below and, after careful consideration, concluded that PwC is capable of exercising objective and impartial judgment in connection with its audits of the financial statements of the New Invesco Funds that the respective Boards of Trustees oversees.

Mitigating factors that PwC and the Audit Committees considered in reaching their respective conclusions included, among others, the following factors:

●	none of the Pre-Reorganization Relationship or Services created a mutuality of interest between PwC and the New Invesco Funds;
●	PwC will not act in a management or employee capacity for the New Invesco Funds or their affiliates during any portion of PwC’s professional engagement period;
●

other than the expert legal services, Pre-Reorganization Services that have been provided to OFI, MassMutual and their affiliates do not have any impact on the financial statements of the New Invesco Funds;

●

as it relates to the expert legal services, while the service provided by PwC related to litigation involving one Oppenheimer Fund, the impact of the litigation on the Oppenheimer Fund’s financial statements was based upon OFI’s decision, and OFI management represented that the PwC service was not considered a significant component of its decision;

●

while certain employees of OFI who were involved in the financial reporting process of the Oppenheimer Funds will be employed by Invesco subsequent to the Reorganizations, existing officers of other Invesco Funds will serve as Principal Executive Officer and Principal Financial Officer or equivalent roles for the New Invesco Funds, and are ultimately responsible for the accuracy of all financial statement assertions for the entirety of the financial reporting periods for the New Invesco Funds;

●

the Pre-Reorganization Services giving rise to the lack of independence were provided to, or entered into with, OFI, MassMutual and their affiliates at a time when PwC had no independence restriction with respect to these entities;

●	with the exception of the expert legal service provided to one Oppenheimer Fund, none of the Pre-Reorganization Services affected the operations or financial reporting of the New Invesco Funds;
●

the Pre-Reorganization Services provided by PwC to OFI, MassMutual and their affiliates were performed by persons who were not, and will not be, part of the audit engagement team for the New Invesco Funds; and

●	the fees associated with the Pre-Reorganization Services were not material to MassMutual, Invesco or PwC.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PwC billed the series of the Registrant with a fiscal year end of May 31, 2019 (each a “Fund”) aggregate fees for services rendered to these Funds as shown in the following table. Each Fund is newly organized and was created, respectively, for the purpose of acquiring the assets and liabilities of a corresponding predecessor fund (each, a “Reorganization”). Each Reorganization was consummated after the close of business on May 24, 2019, prior to which each Fund had not yet commenced operations. Accordingly, the information shown in the following table has been provided for the period since each Fund’s commencement of operations. The Audit Committee pre-approved all audit and non-audit services provided to the Funds.

Fees Billed for Services Rendered to the Registrant for fiscal year end 2019
Audit Fees	$ 39,625
Audit-Related Fees	$ 0
Tax Fees(1)	$ 6,625
All Other Fees	$ 0
Total Fees	$ 46,250

(g) PwC billed the Registrant aggregate non-audit fees of $6,625 for the fiscal year ended 2019

(1)	Tax Fees for the fiscal year end May 31, 2019 includes fees billed for reviewing tax returns and/or services related to tax compliance.

Fees Billed by PwC Related to Invesco and Invesco Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), each Fund’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to each Fund (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the period since each Fund’s commencement of operations as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Invesco Affiliates.

Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for fiscal year end 2019 That Were Required to be Pre-Approved by the Registrant’s Audit Committee

Audit-Related Fees(1)	$ 690,000
Tax Fees	$ 0
All Other Fees	$ 0
Total Fees	$ 690,000

(1)	Audit-Related Fees for the year end 2019 include fees billed related to reviewing controls at a service organization.

(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimus exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Including the fees for services not required to be pre-approved by the registrant’s audit committee, PwC billed Invesco and Invesco Affiliates aggregate non-audit fees of $4,240,000 for the fiscal year ended May 31, 2019 for non-audit services rendered to Invesco and Invesco Affiliates.

PwC provided audit services to the Investment Company complex of approximately $25 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval. These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee

1 Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds. Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings. Such delegation does not preclude the Chair or Vice Chair from declining, on a case by case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

●	Management functions;
●	Human resources;
●	Broker-dealer, investment adviser, or investment banking services ;
●	Legal services;
●	Expert services unrelated to the audit;
●	Any service or product provided for a contingent fee or a commission;
●	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
●	Tax services for persons in financial reporting oversight roles at the Fund; and
●	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

●	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
●	Financial information systems design and implementation;
●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
●	Actuarial services; and
●	Internal audit outsourcing services.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of July 22, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of July 22, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Code of Ethics.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Registrant’s Independent Public Accountant

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 8, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 8, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	August 8, 2019